UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Sector Stock

Objective

To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors, also known as PREI®, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Real Estate Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Since Inception
Class A	–1.32%	–7.56%	18.00% (12/21/10)
Class B	–1.72	–8.24	14.54 (12/21/10)
Class C	–1.33	–7.53	16.87 (12/21/10)
Class Z	–1.16	–7.27	18.41 (12/21/10)
FTSE EPRA/NAREIT Developed ex-U.S. Net Index	–0.31	–4.86	24.99
MSCI EAFE ND Index	4.44	13.35	29.23
Lipper Equity International Real Estate Funds Average	–0.16	–4.85	22.27

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Since Inception
Class A		–8.98%	2.50% (12/21/10)
Class B		–9.05	2.80 (12/21/10)
Class C		–4.56	3.98 (12/21/10)
Class Z		–3.36	4.40 (12/21/10)
FTSE EPRA/NAREIT Developed ex-U.S. Net Index		–0.63	6.20
MSCI EAFE ND Index		17.54	7.73
Lipper Equity International Real Estate Funds Average		–1.38	5.25

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 12/21/10

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.5% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-U.S. Net Index

The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-U.S. Net Total Return Index is an unmanaged index that tracks the performance of listed REITs and real estate companies globally, excluding the U.S.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper Equity International Real Estate Funds Average

Funds in the Lipper Equity International Real Estate Funds Average invest at least 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential International Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	6.5%
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	6.2
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	5.9
Unibail-Rodamco SE, REIT, Retail REITs	5.8
Westfield Group, REIT, Retail REITs	4.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/14
Diversified Real Estate Activities	30.5%
Retail REITs	23.3
Diversified REITs	16.4
Real Estate Operating Companies	11.0
Industrial REITs	6.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential International Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$986.80	1.60%	$7.88
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual	$1,000.00	$982.80	2.35%	$11.55
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual	$1,000.00	$986.70	1.60%	$7.88
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Z	Actual	$1,000.00	$988.40	1.35%	$6.66
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.45%	1.60%
B	3.13	2.35
C	2.40	1.60
Z	2.14	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential International Real Estate Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 99.3%

Australia 13.0%
13,725	Australand Property Group, REIT	$54,700
102,600	CFS Retail Property Trust Group, REIT	192,088
20,550	Charter Hall Retail, REIT	73,872
237,950	Dexus Property Group, REIT	251,732
54,425	Federation Centres Ltd., REIT	126,335
65,990	Goodman Group, REIT	306,519
88,225	GPT Group, REIT	321,961
51,250	Investa Office Fund, REIT	159,555
166,850	Mirvac Group, REIT	272,274
41,375	Stockland, REIT	149,990
101,650	Westfield Group, REIT	1,037,260

		2,946,286

Austria 0.8%
9,742	CA Immobilien Anlagen AG*	185,704

Brazil 0.5%
6,073	BR Malls Participacoes SA	52,511
3,162	Multiplan Empreendimentos Imobiliarios SA	70,281

		122,792

Canada 8.0%
11,327	Boardwalk Real Estate Investment Trust, REIT	638,458
238	Brookfield Canada Office Properties, REIT	5,832
18,109	Canadian Apartment Properties, REIT	347,459
26,062	Chartwell Retirement Residences, REIT	248,006
22,654	RioCan Real Estate Investment Trust, REIT	562,811

		1,802,566

Finland 0.6%
25,807	Sponda Oyj	133,075

France 9.2%
2,686	Fonciere des Regions, REIT	272,829
1,862	ICADE, REIT	189,976
6,706	Klepierre, REIT	307,677
4,822	Unibail-Rodamco SE, REIT	1,303,117

		2,073,599

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Germany 3.3%
10,863	Alstria Office REIT-AG, REIT	$149,879
9,700	Deutsche Wohnen AG*	203,205
8,414	GAGFAH SA*	133,077
3,241	LEG Immobilien AG	216,270
9,410	Prime Office AG*	38,577

		741,008

Hong Kong 16.0%
42,000	Hang Lung Properties Ltd.	125,271
51,900	Henderson Land Development Co. Ltd.	310,230
42,000	Hongkong Land Holdings Ltd.	294,000
22,000	Hysan Development Co. Ltd.	94,355
55,000	Link REIT (The), REIT	273,831
200,400	Sino Land Co. Ltd.	300,498
117,000	Sun Hung Kai Properties Ltd.	1,476,312
31,000	Swire Properties Ltd.	93,358
92,000	Wharf Holdings Ltd. (The)	645,850

		3,613,705

Ireland 0.1%
16,863	Green REIT PLC*, REIT	28,074

Japan 24.0%
31	Activia Properties, Inc., REIT	260,297
5,550	AEON Mall Co. Ltd.	132,322
29	AEON REIT Investment Corp., REIT	36,847
6,000	Daiwa House Industry Co. Ltd.	101,374
9	Daiwa House REIT Investment Corp., REIT	36,676
64	GLP J-REIT, REIT	63,169
25	Hulic Reit, Inc., REIT*	34,895
2	Industrial & Infrastructure Fund Investment Corp., REIT	16,761
14	Japan Excellent, Inc., REIT	18,592
50	Japan Logistics Fund, Inc., REIT	112,843
80	Japan Retail Fund Investment Corp., REIT	160,905
59,000	Mitsubishi Estate Co. Ltd.	1,338,734
47,000	Mitsui Fudosan Co. Ltd.	1,391,281
34	Nippon Building Fund, Inc., REIT	188,512
41	Nippon Prologis REIT, Inc., REIT	86,829
4,900	Nomura Real Estate Holdings, Inc.	91,553
4,000	NTT Urban Development Corp.	35,182

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d)
22,000	Sumitomo Realty & Development Co. Ltd.	$853,586
28,000	Tokyo Tatemono Co. Ltd.	223,294
14,000	Tokyu Fudosan Holdings Corp.	101,779
93	United Urban Investment Corp., REIT	140,360

		5,425,791

Netherlands 2.0%
2,361	Corio NV, REIT	110,631
3,659	Eurocommercial Properties NV	167,983
2,050	Wereldhave NV, REIT	172,386

		451,000

Norway 0.5%
86,591	Norwegian Property ASA*	109,981

Singapore 7.8%
165,000	Ascendas Real Estate Investment Trust, REIT	302,010
172,000	Cache Logistics Trust, REIT	158,002
102,000	CapitaLand Ltd.	261,046
99,000	CapitaMall Trust, REIT	157,810
68,000	CapitaRetail China Trust, REIT	80,400
142,250	Keppel REIT, REIT	137,496
255,000	Mapletree Commercial Trust, REIT	257,933
177,880	Mapletree Industrial Trust, REIT	204,690
159,000	Suntec Real Estate Investment Trust, REIT	217,935

		1,777,322

Sweden 1.6%
3,230	Atrium Ljungberg AB (Class B Stock)	51,315
12,265	Fabege AB	172,298
9,800	Hufvudstaden AB (Class A Stock)	143,674

		367,287

Switzerland 1.0%
2,301	PSP Swiss Property AG*	221,161

United Kingdom 10.9%
15,617	Atrium European Real Estate Ltd.*	89,915
13,833	Big Yellow Group PLC, REIT	120,240
51,450	British Land Co. PLC, REIT	601,085

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d)
23,574	Great Portland Estates PLC, REIT	$249,950
42,885	Hammerson PLC, REIT	413,885
39,167	Land Securities Group PLC, REIT	703,599
49,831	SEGRO PLC, REIT	294,924

		2,473,598

	TOTAL COMMON STOCKS (cost $19,447,413)	22,472,949

PREFERRED STOCK 0.1%

Sweden
495	Klovern AB (PRFC) (cost $10,737)	12,103

Units
WARRANTS*

Hong Kong
9,750	Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	6,565

	TOTAL LONG-TERM INVESTMENTS (cost $19,458,150)	22,491,617

SHORT-TERM INVESTMENT 0.3%
Shares

AFFILIATED MONEY MARKET MUTUAL FUND
60,876	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,876) (Note 3)(a)	60,876

	TOTAL INVESTMENTS 99.7% (cost $19,519,026; Note 5)	22,552,493
	Other assets in excess of liabilities 0.3%	68,547

	NET ASSETS 100.0%	$22,621,040

The following abbreviations are used in the portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,946,286	$—
Austria	—	185,704	—
Brazil	122,792	—	—
Canada	1,802,566	—	—
Finland	—	133,075	—
France	—	2,073,599	—
Germany	391,661	349,347	—
Hong Kong	294,000	3,319,705	—
Ireland	28,074	—	—
Japan	71,742	5,354,049	—
Netherlands	—	451,000	—
Norway	109,981	—	—
Singapore	—	1,777,322	—
Sweden	51,315	315,972	—
Switzerland	—	221,161	—
United Kingdom	89,915	2,383,683	—
Preferred Stock
Sweden	—	12,103	—
Warrants
Hong Kong	6,565	—	—
Affiliated Money Market Mutual Fund	60,876	—	—

Total	$3,029,487	$19,523,006	$—

See Notes to Financial Statements.

Prudential International Real Estate Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Fair Value of Level 2 investments at October 31, 2013 was $18,828,553. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets. An amount of $227,345 was transferred from Level 1 into Level 2 at April 30, 2014 as a result of fair valuing such foreign securities using third party vendor modeling tools.

It is the Fund’s policy to recognize transfers in and transfers out at their fair value as of the beginning of the period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 was as follows:

Diversified Real Estate Activities	30.5%
Retail REITs	23.3
Diversified REITs	16.4
Real Estate Operating Companies	11.0
Industrial REITs	6.9
Residential REITs	4.4
Office REITs	4.0
Real Estate Development	1.3
Health Care REITs	1.1%
Specialized REITs	0.5
Affiliated Money Market Mutual Fund	0.3

99.7
Other assets in excess of liabilities	0.3

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$6,565	—	$—

See Notes to Financial Statements.

14

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$6,565

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential International Real Estate Fund	15

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $19,458,150)	$22,491,617
Affiliated investments (cost $60,876)	60,876
Dividends receivable	75,862
Receivable for Fund shares sold	44,481
Tax reclaim receivable	15,486
Prepaid expenses	260

Total assets	22,688,582

Liabilities
Accrued expenses	28,953
Payable for investments purchased	23,775
Payable for Fund shares reacquired	10,263
Management fee payable	3,678
Distribution fee payable	616
Affiliated transfer agent fee payable	257

Total liabilities	67,542

Net Assets	$22,621,040

Net assets were comprised of:
Shares of beneficial interest, at par	$2,043
Paid-in capital in excess of par	21,285,305

21,287,348
Distributions in excess of net investment income	(513,854)
Accumulated net realized loss on investment and foreign currency transactions	(1,187,087)
Net unrealized appreciation on investments and foreign currencies	3,034,633

Net Assets, April 30, 2014	$22,621,040

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

as of April 30, 2014 (Unaudited)

Class A
Net asset value and redemption price per share ($2,315,827 ÷ 219,701 shares of common stock issued and outstanding)	$10.54
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.15

Class B
Net asset value, offering price and redemption price per share ($106,066 ÷ 10,131 shares of common stock issued and outstanding)	$10.47

Class C
Net asset value, offering price and redemption price per share ($318,185 ÷ 30,394 shares of common stock issued and outstanding)	$10.47

Class Z
Net asset value, offering price and redemption price per share ($19,880,962 ÷ 1,895,686 shares of common stock issued and outstanding)	$10.49

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding tax of $32,948)	$334,076
Affiliated dividend income	451

Total income	334,527

Expenses
Management fee	108,575
Distribution fee—Class A	2,685
Distribution fee—Class B	607
Distribution fee—Class C	321
Custodian’s fees and expenses	42,000
Registration fees	23,000
Audit fees	15,000
Reports to shareholders	13,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $700)	2,000
Loan interest expense	112
Miscellaneous	12,780

Total expenses	236,080
Less: Management fee waiver	(85,777)
Less: Distribution fee waiver—Class A	(448)

Net expenses	149,855

Net investment income	184,672

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(427,368)
Foreign currency transactions	9,767

(417,601)

Net change in unrealized appreciation (depreciation) on:
Investments	(18,442)
Foreign currencies	770

(17,672)

Net loss on investment transactions and foreign currencies	(435,273)

Net Decrease In Net Assets Resulting From Operations	$(250,601)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$184,672	$343,357
Net realized gain (loss) on investment and foreign currency transactions	(417,601)	332,466
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,672)	1,560,908

Net increase (decrease) in net assets resulting from operations	(250,601)	2,236,731

Dividends (Note 1)
Dividends from net investment income
Class A	(33,232)	(26,219)
Class B	(2,496)	(6,041)
Class C	(6,466)	(5,237)
Class Z	(550,941)	(972,177)

	(593,135)	(1,009,674)

Fund share transactions (Note 6)
Net proceeds from shares sold	4,798,312	7,891,720
Net asset value of shares issued in reinvestment of dividends	589,125	1,007,331
Cost of shares reacquired	(4,073,959)	(7,502,053)

Net increase in net assets from Fund share transactions	1,313,478	1,396,998

Total increase	469,742	2,624,055

Net Assets:
Beginning of period	22,151,298	19,527,243

End of period	$22,621,040	$22,151,298

See Notes to Financial Statements.

Prudential International Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of three portfolios: Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale

20

price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential International Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

22

currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential International Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

PI has contractually agreed through February 28, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed through

24

February 28, 2014 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $5,418 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2014, it received $2,002 in contingent deferred sales charges imposed upon redemptions by certain Class B shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2014, were $6,846,366 and $5,424,252, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$20,230,280

Appreciation	2,660,496
Depreciation	(338,283)

Net Unrealized Appreciation	$2,322,213

Prudential International Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$465,000

Pre-Enactment Losses:
Expiring 2019	$190,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a

26

quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2014, Prudential owned 109 Class B shares, 112 Class C shares and 1,128,819 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	143,765	$1,493,313
Shares issued in reinvestment of dividends and distributions	3,003	30,600
Shares reacquired	(13,596)	(140,873)

Net increase (decrease) in shares outstanding	133,172	$1,383,040

Year ended October 31, 2013:
Shares sold	86,235	$931,453
Shares issued in reinvestment of dividends and distributions	2,345	24,409
Shares reacquired	(37,815)	(407,984)

Net increase (decrease) in shares outstanding before conversion	50,765	547,878
Shares issued, upon conversion from Class B	2,266	24,319

Net increase (decrease) in shares outstanding	53,031	$572,197

Class B
Six months ended April 30, 2014:
Shares sold	1,928	$19,629
Shares issued in reinvestment of dividends and distributions	219	2,223
Shares reacquired	(5,293)	(53,441)

Net increase (decrease) in shares outstanding	(3,146)	$(31,589)

Year ended October 31, 2013:
Shares sold	36,956	$400,282
Shares issued in reinvestment of dividends and distributions	588	6,090
Shares reacquired	(38,294)	(393,337)

Net increase (decrease) in shares outstanding before conversion	(750)	13,035
Shares reacquired upon conversion into Class A	(2,284)	(24,319)

Net increase (decrease) in shares outstanding	(3,034)	$(11,284)

Prudential International Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2014:
Shares sold	12,039	$125,911
Shares issued in reinvestment of dividends and distributions	611	6,182
Shares reacquired	(1,618)	(16,229)

Net increase (decrease) in shares outstanding	11,032	$115,864

Year ended October 31, 2013:
Shares sold	48,152	$508,320
Shares issued in reinvestment of dividends and distributions	451	4,655
Shares reacquired	(31,207)	(333,279)

Net increase (decrease) in shares outstanding	17,396	$179,696

Class Z
Six months ended April 30, 2014:
Shares sold	308,903	$3,159,459
Shares issued in reinvestment of dividends and distributions	54,306	550,120
Shares reacquired	(376,241)	(3,863,416)

Net increase (decrease) in shares outstanding	(13,032)	$(153,837)

Year ended October 31, 2013:
Shares sold	569,729	$6,051,665
Shares issued in reinvestment of dividends and distributions	93,930	972,177
Shares reacquired	(601,785)	(6,367,453)

Net increase (decrease) in shares outstanding	61,874	$656,389

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund borrowed $2,878,000 for one day at an interest rate of 1.40% pursuant to the SCA during the six months ended April 30, 2014.

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		December 21, 2010(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.96		$10.33	$9.20	$10.00
Income (loss) from investment operations:
Net investment income	.07		.14	.19	.07
Net realized and unrealized gain (loss) on investments	(.22)		1.04	1.23	(.87)
Total from investment operations	(.15)		1.18	1.42	(.80)
Less Dividends:
Dividends from net investment income	(.27)		(.55)	(.29)	-
Net Asset Value, end of period	$10.54		$10.96	$10.33	$9.20
Total Return(a):	(1.32)%		11.67%	16.39%	(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,316		$948	$346	$814
Average net assets (000)	$1,805		$589	$228	$353
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	2.45%	(e)	2.42%	2.93%	3.85%	(e)
Net investment income	1.43%	(e)	1.33%	2.00%	.89%	(e)
Portfolio turnover rate	25%	(f)	37%	21%	30%	(f)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		December 21, 2010(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.85		$10.22	$9.08	$10.00
Income (loss) from investment operations:
Net investment income	.04		.06	.08	.11
Net realized and unrealized gain (loss) on investments	(.23)		1.04	1.27	(1.03)
Total from investment operations	(.19)		1.10	1.35	(.92)
Less Dividends:
Dividends from net investment income	(.19)		(.47)	(.21)	-
Net Asset Value, end of period	$10.47		$10.85	$10.22	$9.08
Total Return(a):	(1.72)%		11.01%	15.63%	(9.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106		$144	$167	$4
Average net assets (000)	$122		$275	$52	$5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	3.13%	(e)	3.05%	3.74%	4.55%	(e)
Net investment income	.72%	(e)	.61%	.87%	1.29%	(e)
Portfolio turnover rate	25%	(f)	37%	21%	30%	(f)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		December 21, 2010(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.89		$10.25	$9.10	$10.00
Income (loss) from investment operations:
Net investment income	.08		.16	.21	.14
Net realized and unrealized gain (loss) on investments	(.23)		1.03	1.20	(1.04)
Total from investment operations	(.15)		1.19	1.41	(.90)
Less Dividends:
Dividends from net investment income	(.27)		(.55)	(.26)	-
Net Asset Value, end of period	$10.47		$10.89	$10.25	$9.10
Total Return(a):	(1.33)%		11.86%	16.36%	(9.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$318		$211	$20	$30
Average net assets (000)	$259		$222	$23	$23
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.96%	(e)
Expenses before waivers and/or expense reimbursement	2.40%	(e)	2.31%	2.86%	4.16%	(e)
Net investment income	1.48%	(e)	1.45%	2.31%	1.68%	(e)
Portfolio turnover rate	25%	(f)	37%	21%	30%	(f)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		December 21, 2010(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.92		$10.28	$9.15	$10.00
Income (loss) from investment operations:
Net investment income	.09		.17	.22	.18
Net realized and unrealized gain (loss) on investments	(.23)		1.04	1.22	(1.03)
Total from investment operations	(.14)		1.21	1.44	(.85)
Less Dividends:
Dividends from net investment income	(.29)		(.57)	(.31)	-
Net Asset Value, end of period	$10.49		$10.92	$10.28	$9.15
Total Return(a):	(1.16)%		12.08%	16.82%	(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,881		$20,848	$18,994	$13,233
Average net assets (000)	$19,709		$20,388	$14,068	$12,252
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	2.14%	(e)	2.08%	2.65%	3.55%	(e)
Net investment income	1.73%	(e)	1.62%	2.39%	2.15%	(e)
Portfolio turnover rate	25%	(f)	37%	21%	30%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0263036-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Large-Cap Stock

Objective

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Large-Cap Core Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years
Class A	9.38%	20.72%	131.76%	96.22%
Class B	8.96	19.86	123.51	82.14
Class C	8.94	19.84	123.60	82.22
Class Z	9.47	21.04	134.75	100.94
S&P 500 Index	8.35	20.42	139.88	109.22
Lipper Large-Cap Core Funds Average	7.47	19.31	126.58	101.20

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		15.38%	18.78%	6.13%
Class B		16.11	19.16	5.93
Class C		20.17	19.26	5.95
Class Z		22.38	20.46	6.99
S&P 500 Index		21.84	21.14	7.41
Lipper Large-Cap Core Funds Average		21.16	19.74	6.93

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Apple, Inc., Technology Hardware, Storage & Peripherals	3.4%
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	3.1
Wells Fargo & Co., Banks	2.1
Pfizer, Inc., Pharmaceuticals	1.9
JPMorgan Chase & Co., Banks	1.8

Holdings reflect only long-term investments and are subject to change.

Excludes securities purchased with cash received as a result of securities on loan.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/14
Information Technology	19.8%
Financials	14.5
Health Care	14.4
Energy	12.0
Industrials	12.0

Industry weightings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,093.80	1.20%	$6.23
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class B	Actual	$1,000.00	$1,089.60	1.95%	$10.10
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class C	Actual	$1,000.00	$1,089.40	1.95%	$10.10
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class Z	Actual	$1,000.00	$1,094.70	0.95%	$4.93
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.25%	1.20%
B	1.95	1.95
C	1.95	1.95
Z	0.95	0.95

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

CONSUMER DISCRETIONARY 10.6%

Auto Components 0.2%
6,200	Johnson Controls, Inc.	$279,868

Hotels, Restaurants & Leisure 1.4%
3,800	Jack in the Box, Inc.*	203,452
1,700	Marriott Vacations Worldwide Corp.*	92,616
15,500	McDonald’s Corp.	1,571,390
1,400	Ruth’s Hospitality Group, Inc.	17,626
4,200	Sonic Corp.*	79,968
4,500	Wyndham Worldwide Corp.	321,030

		2,286,082

Household Durables 0.8%
800	NACCO Industries, Inc. (Class A Stock)	42,872
8,200	Whirlpool Corp.	1,257,716

		1,300,588

Internet & Catalog Retail 0.2%
700	Amazon.com, Inc.*	212,891
800	HSN, Inc.	46,432

		259,323

Leisure Products 0.6%
8,000	Polaris Industries, Inc.	1,074,640

Media 2.9%
15,600	Comcast Corp. (Class A Stock)	807,456
3,300	DIRECTV*	256,080
5,900	Time Warner, Inc.	392,114
51,100	Twenty-First Century Fox, Inc. (Class A Stock)	1,636,222
15,500	Viacom, Inc. (Class B Stock)	1,317,190
3,460	Walt Disney Co. (The)	274,516

		4,683,578

Multiline Retail 0.6%
17,400	Macy’s, Inc.	999,282

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Specialty Retail 2.6%
6,400	Aaron’s, Inc.	$188,608
34,200	Best Buy Co., Inc.	886,806
5,500	Foot Locker, Inc.	255,915
1,100	Gap, Inc. (The)	43,230
3,300	Home Depot, Inc. (The)	262,383
2,100	Murphy USA, Inc.*	89,250
15,300	Ross Stores, Inc.	1,041,624
24,900	TJX Cos., Inc. (The)	1,448,682

		4,216,498

Textiles, Apparel & Luxury Goods 1.3%
14,900	Coach, Inc.(a)	665,285
12,000	Michael Kors Holdings Ltd.*	1,094,400
6,000	NIKE, Inc. (Class B Stock)	437,700

		2,197,385

CONSUMER STAPLES 8.6%

Beverages 1.5%
33,100	Coca-Cola Co. (The)	1,350,149
13,094	PepsiCo, Inc.	1,124,643

		2,474,792

Food & Staples Retailing 2.9%
27,300	CVS Caremark Corp.	1,985,256
15,000	Kroger Co. (The)	690,600
26,470	Wal-Mart Stores, Inc.	2,109,924

		4,785,780

Food Products 1.7%
23,938	Archer-Daniels-Midland Co.	1,046,809
1,000	Cal-Maine Foods, Inc.	59,630
3,600	ConAgra Foods, Inc.	109,836
6,700	Pilgrim’s Pride Corp.*(a)	146,462
28,400	Tyson Foods, Inc. (Class A Stock)	1,191,948
9,000	WhiteWave Foods Co. (The) (Class A Stock)*	249,210

		2,803,895

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)

CONSUMER STAPLES (Continued)

Household Products 1.6%
11,100	Kimberly-Clark Corp.	$1,245,975
15,964	Procter & Gamble Co. (The)	1,317,828

		2,563,803

Personal Products 0.4%
21,000	Avon Products, Inc.	320,880
3,100	Nu Skin Enterprises, Inc. (Class A Stock)	269,700

		590,580

Tobacco 0.5%
9,000	Philip Morris International, Inc.	768,870
2,000	Reynolds American, Inc.	112,860

		881,730

ENERGY 12.0%

Energy Equipment & Services 2.0%
18,000	Helix Energy Solutions Group, Inc.*(a)	432,720
1,200	Helmerich & Payne, Inc.	130,380
6,700	National Oilwell Varco, Inc.	526,151
23,900	Noble Corp. PLC	736,359
13,200	Schlumberger Ltd.	1,340,460
1,600	Unit Corp.*	105,520

		3,271,590

Oil, Gas & Consumable Fuels 10.0%
10,800	Apache Corp.	937,440
21,584	Chevron Corp.	2,709,224
12,800	ConocoPhillips	951,168
6,400	EOG Resources, Inc.	627,200
2,100	EQT Corp.	228,879
50,274	Exxon Mobil Corp.	5,148,560
28,300	Marathon Oil Corp.	1,023,045
14,450	Marathon Petroleum Corp.	1,343,128
1,400	Occidental Petroleum Corp.	134,050
17,250	Phillips 66	1,435,545
9,800	Tesoro Corp.	551,642
21,600	Valero Energy Corp.	1,234,872

		16,324,753

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)

FINANCIALS 14.5%

Banks 6.1%
52,168	Bank of America Corp.	$789,823
26,070	Citigroup, Inc.	1,249,014
900	First NBC Bank Holding Co.*	27,990
30,700	First Niagara Financial Group, Inc.	273,844
54,000	JPMorgan Chase & Co.	3,022,920
4,200	Popular, Inc. (Puerto Rico)*	129,780
58,300	Regions Financial Corp.	591,162
8,391	U.S. Bancorp	342,185
70,164	Wells Fargo & Co.	3,482,941

		9,909,659

Capital Markets 2.5%
4,800	BlackRock, Inc.	1,444,800
10,500	Goldman Sachs Group, Inc. (The)	1,678,110
4,600	Morgan Stanley	142,278
1,300	Raymond James Financial, Inc.	64,610
4,500	SEI Investments Co.	145,710
7,400	State Street Corp.	477,744
2,700	Waddell & Reed Financial, Inc. (Class A Stock)	182,115

		4,135,367

Consumer Finance 1.2%
25,000	Discover Financial Services	1,397,500
12,600	Nelnet, Inc. (Class A Stock)	532,476

		1,929,976

Diversified Financial Services 0.7%
9,400	Berkshire Hathaway, Inc. (Class B Stock)*	1,211,190

Insurance 3.0%
11,400	Aflac, Inc.	715,008
5,300	American Financial Group, Inc.	309,679
28,400	MetLife, Inc.	1,486,740
2,200	Symetra Financial Corp.	45,452
10,000	Travelers Cos., Inc. (The)	905,800
24,000	Unum Group	797,280
18,400	XL Group PLC (Ireland)	576,840

		4,836,799

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Real Estate Investment Trusts (REITs) 0.7%
44,100	Annaly Capital Management, Inc.	$509,355
12,000	Chambers Street Properties	93,480
9,000	Franklin Street Properties Corp.	109,620
13,700	Hospitality Properties Trust	411,685
2,400	RLJ Lodging Trust	64,008
2,400	Winthrop Realty Trust	33,360

		1,221,508

Real Estate Management & Development 0.3%
3,500	Jones Lang LaSalle, Inc.	405,615

HEALTH CARE 14.4%

Biotechnology 3.3%
2,000	Alexion Pharmaceuticals, Inc.*	316,400
16,400	Amgen, Inc.	1,832,700
5,700	Biogen Idec, Inc.*	1,636,584
11,000	Celgene Corp.*	1,617,110
700	Gilead Sciences, Inc.*	54,943

		5,457,737

Health Care Equipment & Supplies 2.1%
36,200	Abbott Laboratories	1,402,388
17,600	Boston Scientific Corp.*	221,936
10,100	CareFusion Corp.*	394,506
19,300	Covidien PLC	1,375,125

		3,393,955

Health Care Providers & Services 3.3%
17,300	Aetna, Inc.	1,236,085
5,500	Cigna Corp.	440,220
15,800	Express Scripts Holding Co.*	1,051,964
21,300	UnitedHealth Group, Inc.	1,598,352
10,400	WellPoint, Inc.	1,047,072

		5,373,693

Life Sciences Tools & Services 0.8%
11,500	Thermo Fisher Scientific, Inc.	1,311,000

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)

HEALTH CARE (Continued)

Pharmaceuticals 4.9%
1,200	AbbVie, Inc.	$62,496
9,600	Allergan, Inc.	1,592,064
6,300	Eli Lilly & Co.	372,330
1,200	Jazz Pharmaceuticals PLC*	161,880
19,099	Johnson & Johnson	1,934,538
12,300	Merck & Co., Inc.	720,288
99,134	Pfizer, Inc.	3,100,911
1,200	Salix Pharmaceuticals Ltd.*(a)	132,000

		8,076,507

INDUSTRIALS 12.0%

Aerospace & Defense 3.6%
3,700	Alliant Techsystems, Inc.	533,614
200	Boeing Co. (The)	25,804
13,900	General Dynamics Corp.	1,521,355
1,000	Huntington Ingalls Industries, Inc.	103,000
2,500	L-3 Communications Holdings, Inc.	288,425
5,300	Lockheed Martin Corp.	869,942
10,400	Northrop Grumman Corp.	1,263,704
13,000	Raytheon Co.	1,241,240

		5,847,084

Airlines 0.3%
400	Alaska Air Group, Inc.	37,632
1,800	Copa Holdings SA (Panama) (Class A Stock)	243,504
3,400	Spirit Airlines, Inc.*	193,256

		474,392

Building Products 0.4%
4,800	A.O. Smith Corp.	224,448
2,700	Allegion PLC	133,245
3,100	Lennox International, Inc.	259,873

		617,566

Commercial Services & Supplies
700	UniFirst Corp.	67,368

Construction & Engineering 0.1%
3,700	AECOM Technology Corp.*	119,954

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Construction & Engineering (cont’d.)
1,400	Quanta Services, Inc.*	$49,392

		169,346

Electrical Equipment 1.1%
1,000	AMETEK, Inc.	52,720
19,400	Emerson Electric Co.	1,322,692
800	EnerSys, Inc.	54,064
2,800	Rockwell Automation, Inc.	333,704

		1,763,180

Industrial Conglomerates 1.4%
89,600	General Electric Co.	2,409,344

Machinery 3.1%
14,200	Deere & Co.	1,325,428
1,000	Hyster-Yale Materials Handling, Inc.	96,390
2,100	IDEX Corp.	156,597
13,800	Illinois Tool Works, Inc.	1,176,174
2,600	Lincoln Electric Holdings, Inc.	173,706
19,400	Oshkosh Corp.	1,076,894
6,400	Parker Hannifin Corp.	812,032
1,800	SPX Corp.	183,312
700	Toro Co. (The)	44,478

		5,045,011

Professional Services 0.2%
3,500	Manpowergroup, Inc.	284,690

Road & Rail 1.7%
700	AMERCO	175,077
19,900	CSX Corp.	561,578
10,600	Union Pacific Corp.	2,018,558

		2,755,213

Trading Companies & Distributors 0.1%
600	DXP Enterprises, Inc.*	67,926
2,300	MRC Global, Inc.*	67,137

		135,063

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY 19.8%

Communications Equipment 2.6%
85,650	Cisco Systems, Inc.	$1,979,372
1,300	Harris Corp.	95,576
27,200	QUALCOMM, Inc.	2,140,912

		4,215,860

Electronic Equipment, Instruments & Components 0.1%
5,400	Ingram Micro, Inc. (Class A Stock)*	145,584

Internet Software & Services 4.1%
20,700	Akamai Technologies, Inc.*	1,098,549
22,200	Facebook, Inc. (Class A Stock)*	1,327,116
3,270	Google, Inc. (Class A Stock)*	1,749,058
2,970	Google, Inc. (Class C Stock)*	1,564,180
26,500	Yahoo!, Inc.*	952,675

		6,691,578

IT Services 3.0%
600	DST Systems, Inc.	55,314
7,470	International Business Machines Corp.	1,467,631
23,900	MasterCard, Inc. (Class A Stock)	1,757,845
1,000	Syntel, Inc.*	80,320
7,400	Visa, Inc. (Class A Stock)	1,499,314

		4,860,424

Semiconductors & Semiconductor Equipment 0.9%
24,900	Intel Corp.	664,581
45,700	Marvell Technology Group Ltd.	724,802
2,300	Skyworks Solutions, Inc.*	94,415

		1,483,798

Software 4.0%
12,100	Intuit, Inc.	916,575
6,800	Manhattan Associates, Inc.*	214,404
58,300	Microsoft Corp.	2,355,320
62,600	Oracle Corp.	2,559,088
25,700	Symantec Corp.	521,196

		6,566,583

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Technology Hardware, Storage & Peripherals 5.1%
9,360	Apple, Inc.	$5,523,242
44,900	EMC Corp.	1,158,420
53,700	Hewlett-Packard Co.	1,775,322

		8,456,984

MATERIALS 3.8%

Chemicals 3.0%
900	A. Schulman, Inc.	32,328
25,800	Dow Chemical Co. (The)	1,287,420
6,200	Eastman Chemical Co.	540,454
15,600	LyondellBasell Industries NV (Class A Stock)	1,443,000
3,200	PPG Industries, Inc.	619,584
13,400	Westlake Chemical Corp.	954,080

		4,876,866

Metals & Mining 0.8%
72,900	Alcoa, Inc.	981,963
1,500	Compass Minerals International, Inc.	137,400
10,600	Globe Specialty Metals, Inc.	205,428
2,200	Worthington Industries, Inc.	80,960

		1,405,751

TELECOMMUNICATION SERVICES 1.3%

Diversified Telecommunication Services 1.3%
27,268	AT&T, Inc.	973,468
4,800	Inteliquent, Inc.	65,472
1,000	Intelsat SA*	18,180
24,000	Verizon Communications, Inc.	1,121,520

		2,178,640

UTILITIES 1.7%

Electric Utilities 0.4%
10,000	Entergy Corp.	725,000

Gas Utilities 0.8%
17,500	AGL Resources, Inc.	945,000
4,000	New Jersey Resources Corp.	198,920
3,700	UGI Corp.	172,753

		1,316,673

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
UTILITIES (Continued)

Independent Power & Renewable Electricity Producers 0.3%
32,800	AES Corp.	$473,960

Multi-Utilities 0.2%
6,900	Public Service Enterprise Group, Inc.	282,693

	TOTAL LONG-TERM INVESTMENTS (cost $99,754,362)	161,505,824

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MONEY MARKET MUTUAL FUND 2.2%
3,486,193	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,486,193; includes $1,415,437 of cash collateral for securities on loan) (Note 3)(b)(c)	3,486,193

Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.1%
200	U.S. Treasury Bill, 0.050%, 06/19/14 (cost $199,986)(d)(e)	199,997

	TOTAL SHORT-TERM INVESTMENTS (cost $3,686,179)	3,686,190

	TOTAL INVESTMENTS 101.0% (cost $103,440,541; Note 5)	165,192,014
	Liabilities in excess of other assets(f) (1.0)%	(1,589,636)

	NET ASSETS 100.0%	$163,602,378

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,364,022; cash collateral of $1,415,437 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

18

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation(1)
	Long Position:
24	S&P 500 E-Mini	Jun. 2014	$2,208,083	$2,253,480	$45,397

(1)	A U.S. Treasury security with a market value of $199,997 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$17,297,244	$—	$—
Consumer Staples	14,100,580	—	—
Energy	19,596,343	—	—
Financials	23,650,114	—	—
Health Care	23,612,892	—	—
Industrials	19,568,257	—	—
Information Technology	32,420,811	—	—
Materials	6,282,617	—	—
Telecommunication Services	2,178,640	—	—
Utilities	2,798,326	—	—

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$3,486,193	$—	$—
U.S. Treasury Obligation	—	199,997	—
Other Financial Instruments*
Futures Contracts	45,397	—	—

Total	$165,037,414	$199,997	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Information Technology	19.8%
Financials	14.5
Health Care	14.4
Energy	12.0
Industrials	12.0
Consumer Discretionary	10.6
Consumer Staples	8.6
Materials	3.8
Affiliated Money Market Mutual Fund (including 0.9% of collateral for securities on loan)	2.2
Utilities	1.7%
Telecommunication Services	1.3
U.S. Treasury Obligation	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

20

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$45,397	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$218,256

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$191

For the six months ended April 30, 2014, the Fund’s average value at trade date for futures long positions was $1,786,904.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	21

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $1,364,022:
Unaffiliated investments (cost $99,954,348)	$161,705,821
Affiliated investments (cost $3,486,193)	3,486,193
Dividends receivable	127,451
Receivable for Fund shares sold	71,134
Due from broker—variation margin	7,345
Prepaid expenses	561

Total assets	165,398,505

Liabilities
Payable to broker for collateral for securities on loan	1,415,437
Payable for Fund shares reacquired	129,295
Accrued expenses	103,728
Management fee payable	87,469
Distribution fee payable	49,778
Affiliated transfer agent fee payable	10,420

Total liabilities	1,796,127

Net Assets	$163,602,378

Net assets were comprised of:
Shares of beneficial interest, at par	$10,805
Paid-in capital in excess of par	94,871,631

94,882,436
Undistributed net investment income	205,757
Accumulated net realized gain on investment transactions	6,717,315
Net unrealized appreciation on investments	61,796,870

Net assets, April 30, 2014	$163,602,378

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($85,754,444 ÷ 5,595,442 shares of beneficial interest issued and outstanding)	$15.33
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.22

Class B
Net asset value, offering price and redemption price per share
($3,144,897 ÷ 219,209 shares of beneficial interest issued and outstanding)	$14.35

Class C
Net asset value, offering price and redemption price per share
($36,214,566 ÷ 2,521,891 shares of beneficial interest issued and outstanding)	$14.36

Class Z
Net asset value, offering price and redemption price per share
($38,488,471 ÷ 2,468,385 shares of beneficial interest issued and outstanding)	$15.59

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,481)	$1,495,122
Affiliated income from securities loaned, net	2,018
Affiliated dividend income	1,296
Interest income	45

Total income	1,498,481

Expenses
Management fee	514,403
Distribution fee—Class A	126,098
Distribution fee—Class B	16,108
Distribution fee—Class C	173,046
Distribution fee—Class X	84
Transfer agent’s fees and expenses (including affiliated expense of $13,200)	103,000
Registration fees	39,000
Custodian’s fees and expenses	36,000
Shareholders’ reports	24,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	7,743

Total expenses	1,068,482
Less: Management fee waiver	(1,206)
Distribution fee waiver—Class A	(21,016)

Net expenses	1,046,260

Net investment income	452,221

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	6,654,079
Futures transactions	218,256

6,872,335

Net change in unrealized appreciation (depreciation) on:
Investments	6,763,516
Futures	191

6,763,707

Net gain on investment transactions	13,636,042

Net Increase In Net Assets Resulting From Operations	$14,088,263

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$452,221	$1,284,866
Net realized gain on investment transactions	6,872,335	11,245,174
Net change in unrealized appreciation (depreciation) on investments	6,763,707	19,819,499

Net increase in net assets resulting from operations	14,088,263	32,349,539

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(667,029)	(726,945)
Class B	(6,073)	(12,154)
Class C	(58,426)	(79,585)
Class X	(940)	(4,390)
Class Z	(360,553)	(434,622)

	(1,093,021)	(1,257,696)

Distributions from net realized gains
Class A	(5,970,175)	(2,653,620)
Class B	(255,432)	(122,170)
Class C	(2,553,398)	(806,651)
Class X	(8,284)	(15,871)
Class Z	(2,511,745)	(1,288,999)

	(11,299,034)	(4,887,311)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,534,736	19,935,052
Net asset value of shares issued in reinvestment of dividends and distributions	12,044,835	6,008,550
Cost of shares reacquired	(10,639,922)	(28,841,167)

Net increase (decrease) in net assets from Fund share transactions	9,939,649	(2,897,565)

Total increase	11,635,857	23,306,967

Net Assets:
Beginning of period	151,966,521	128,659,554

End of period(a)	$163,602,378	$151,966,521

(a) Includes undistributed net investment income of:	$205,757	$846,557

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund (the “Fund”), Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund. These financial statements relate to Prudential Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund are not presented herein.

The Fund’s investment objective is long-term after-tax growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

26

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The Fund may also use futures to gain additional market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. With exchange-traded futures contracts, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

28

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends, or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

30

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate was .65% for the six months ended April 30, 2014.

Effective July 1, 2011, PI has contractually agreed through February 28, 2015 to waive a portion of the Fund’s management fees so that the Fund’s annual operating expenses (exclusive of distribution and service (12b-1) fees, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed .95% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, and X shares, respectively. Through February 28, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

charges received by the manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it received $25,631 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014.

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2014, it received $3,670 and $302 in contingent deferred sales charges imposed upon certain redemptions by Class B, and C, shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2014, PIM has been compensated in the amount of approximately $609 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

32

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2014, were $75,348,515 and $79,239,421, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$103,530,197

Appreciation	61,734,172
Depreciation	(72,355)

Net Unrealized Appreciation	$61,661,817

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares will automatically convert to Class A shares approximately ten years after purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	168,975	$2,546,134
Shares issued in reinvestment of dividends and distributions	448,762	6,439,721
Shares reacquired	(400,955)	(6,021,138)

Net increase (decrease) in shares outstanding before conversion	216,782	2,964,717
Shares issued upon conversion from Class B and Class X	34,214	508,406
Shares reacquired upon conversion into Class Z	(9,659)	(146,865)

Net increase (decrease) in shares outstanding	241,337	$3,326,258

Year ended October 31, 2013:
Shares sold	364,797	$4,938,234
Shares issued in reinvestment of dividends and distributions	269,781	3,291,313
Shares reacquired	(892,566)	(12,198,754)

Net increase (decrease) in shares outstanding before conversion	(257,988)	(3,969,207)
Shares issued upon conversion from Class B, Class X and Class Z	75,436	1,018,722
Shares reacquired upon conversion into Class Z	(10,617)	(148,013)

Net increase (decrease) in shares outstanding	(193,169)	$(3,098,498)

34

Class B	Shares	Amount
Six months ended April 30, 2014:
Shares sold	18,147	$255,874
Shares issued in reinvestment of dividends and distributions	18,185	244,954
Shares reacquired	(20,906)	(293,882)

Net increase (decrease) in shares outstanding before conversion	15,426	206,946
Shares reacquired upon conversion into Class A	(25,406)	(352,701)

Net increase (decrease) in shares outstanding	(9,980)	$(145,755)

Year ended October 31, 2013:
Shares sold	52,733	$696,257
Shares issued in reinvestment of dividends and distributions	11,253	129,638
Shares reacquired	(36,694)	(473,332)

Net increase (decrease) in shares outstanding before conversion	27,292	352,563
Shares reacquired upon conversion into Class A	(51,453)	(656,954)

Net increase (decrease) in shares outstanding	(24,161)	$(304,391)

Class C
Six months ended April 30, 2014:
Shares sold	222,936	$3,118,830
Shares issued in reinvestment of dividends and distributions	188,664	2,543,190
Shares reacquired	(135,994)	(1,919,164)

Net increase (decrease) in shares outstanding	275,606	$3,742,856

Year ended October 31, 2013:
Shares sold	682,397	$9,223,964
Shares issued in reinvestment of dividends and distributions	74,688	861,139
Shares reacquired	(190,238)	(2,426,384)

Net increase (decrease) in shares outstanding before conversion	566,847	7,658,719
Shares reacquired upon conversion into Class Z	(2,851)	(39,228)

Net increase (decrease) in shares outstanding	563,996	$7,619,491

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	625	$8,598
Shares reacquired	(332)	(4,699)

Net increase (decrease) in shares outstanding before conversion	293	3,899
Shares reacquired upon conversion into Class A	(10,821)	(155,705)

Net increase (decrease) in shares outstanding	(10,528)	$(151,806)

Year ended October 31, 2013:
Shares sold	246	$3,019
Shares issued in reinvestment of dividends and distributions	1,726	20,261
Shares reacquired	(2,587)	(33,991)

Net increase (decrease) in shares outstanding before conversion	(615)	(10,711)
Shares reacquired upon conversion into Class A	(27,195)	(351,590)

Net increase (decrease) in shares outstanding	(27,810)	$(362,301)

Prudential Large-Cap Core Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2014:
Shares sold	174,217	$2,613,898
Shares issued in reinvestment of dividends and distributions	192,486	2,808,372
Shares reacquired	(157,213)	(2,401,039)

Net increase (decrease) in shares outstanding before conversion	209,490	3,021,231
Shares issued upon conversion from Class A	9,496	146,865

Net increase (decrease) in shares outstanding	218,986	$3,168,096

Year ended October 31, 2013:
Shares sold	372,381	$5,073,578
Shares issued in reinvestment of dividends and distributions	137,819	1,706,199
Shares reacquired	(949,135)	(13,708,706)

Net increase (decrease) in shares outstanding before conversion	(438,935)	(6,928,929)
Shares issued upon conversion from Class A and Class C	13,084	187,241
Shares reacquired upon conversion into Class A	(768)	(10,178)

Net increase (decrease) in shares outstanding	(426,619)	$(6,751,866)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2014.

36

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.23		$12.70	$11.84	$11.01	$9.71	$9.32
Income (loss) from investment operations:
Net investment income	.05		.14	.11	.05	.05	.09
Net realized and unrealized gain (loss) on investment transactions	1.30		3.01	1.65	.80	1.30	.40
Total from investment operations	1.35		3.15	1.76	.85	1.35	.49
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.13)	(.11)	(.02)	(.05)	(.10)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.25)		(.62)	(.90)	(.02)	(.05)	(.10)
Net asset value, end of period	$15.33		$15.23	$12.70	$11.84	$11.01	$9.71
Total Return(b):	9.38%		26.00%	16.16%	7.71%	13.92%	5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,754		$81,558	$70,475	$61,961	$64,473	$62,739
Average net assets (000)	$84,762		$76,459	$65,277	$65,724	$64,562	$58,578
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	(d)	1.20%	1.20%	1.55%	1.48%	1.55%
Expenses before waivers and/or expense reimbursement	1.25%	(d)	1.30%	1.40%	1.69%	1.48%	1.55%
Net investment income	.69%	(d)	.99%	.95%	.43%	.45%	1.10%
Portfolio turnover rate	48%	(e)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.29		$11.96	$11.20	$10.47	$9.26	$8.87
Income (loss) from investment operations:
Net investment income (loss)	-	(f)	.03	.03	(.03)	(.02)	.04
Net realized and unrealized gain (loss) on investment transactions	1.21		2.84	1.55	.76	1.23	.37
Total from investment operations	1.21		2.87	1.58	.73	1.21	.41
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.05)	(.03)	-	-	(.02)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.15)		(.54)	(.82)	-	-	(.02)
Net asset value, end of period	$14.35		$14.29	$11.96	$11.20	$10.47	$9.26
Total Return(b):	8.96%		25.02%	15.29%	6.97%	13.07%	4.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,145		$3,275	$3,029	$4,038	$5,317	$6,555
Average net assets (000)	$3,248		$3,085	$3,496	$4,886	$5,904	$6,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.95%	1.95%	2.27%	2.18%	2.25%
Expenses before waivers and/or expense reimbursement	1.95%	(d)	2.00%	2.11%	2.38%	2.18%	2.25%
Net investment income (loss)	(.04)%	(d)	.25%	.22%	(.28)%	(.22)%	.48%
Portfolio turnover rate	48%	(e)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Less than $.005 per share.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.30		$11.97	$11.21	$10.48	$9.26	$8.87
Income (loss) from investment operations:
Net investment income (loss)	-	(f)	.03	.02	(.03)	(.02)	.04
Net realized and unrealized gain (loss) on investment transactions	1.21		2.84	1.56	.76	1.24	.37
Total from investment operations	1.21		2.87	1.58	.73	1.22	.41
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.05)	(.03)	-	-	(.02)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.15)		(.54)	(.82)	-	-	(.02)
Net asset value, end of period	$14.36		$14.30	$11.97	$11.21	$10.48	$9.26
Total Return(b):	8.94%		24.99%	15.28%	6.97%	13.17%	4.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,215		$32,128	$20,134	$20,636	$22,496	$24,601
Average net assets (000)	$34,896		$23,702	$20,445	$22,444	$23,934	$24,715
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.95%	1.95%	2.27%	2.18%	2.25%
Expenses before waivers and/or expense reimbursement	1.95%	(d)	2.00%	2.10%	2.39%	2.18%	2.25%
Net investment income (loss)	(.06)%	(d)	.20%	.20%	(.28)%	(.24)%	.44%
Portfolio turnover rate	48%	(e)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.66		$12.25	$11.46	$10.65	$9.40	$8.97
Income (loss) from investment operations:
Net investment income	.06		.15	.11	.05	.06	.12
Net realized and unrealized gain (loss) on investment transactions	.69		2.88	1.59	.78	1.24	.40
Total from investment operations	.75		3.03	1.70	.83	1.30	.52
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.13)	(.12)	(.02)	(.05)	(.10)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.25)		(.62)	(.91)	(.02)	(.05)	(.10)
Capital Contributions (Note 2)	-		-	- (d)	- (d)	- (d)	.01
Net asset value, end of period	$14.16		$14.66	$12.25	$11.46	$10.65	$9.40
Total Return(b):	4.98%		25.99%	16.12%	7.84%	13.91%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$154	$470	$837	$1,394	$2,096
Average net assets (000)	$75		$284	$632	$1,137	$1,689	$2,245
Ratios to average net assets(c):
Expenses after waivers and/or expenses reimbursement	1.19%	(e)	1.20%	1.20%	1.53%	1.43%	1.50%
Expenses before waivers and/or expenses reimbursement	1.19%	(e)	1.25%	1.37%	1.63%	2.18%	1.50%
Net investment income	.95%	(e)	1.14%	.97%	.46%	.56%	1.46%
Portfolio turnover rate	48%	(f)(h)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of April 30, 2014.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.49		$12.91	$12.03	$11.18	$9.87	$9.47
Income (loss) from investment operations:
Net investment income	.07		.17	.15	.07	.08	.08
Net realized and unrealized gain (loss) on investment transactions	1.31		3.06	1.67	.83	1.30	.45
Total from investment operations	1.38		3.23	1.82	.90	1.38	.53
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.16)	(.15)	(.05)	(.07)	(.13)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.28)		(.65)	(.94)	(.05)	(.07)	(.13)
Net asset value, end of period	$15.59		$15.49	$12.91	$12.03	$11.18	$9.87
Total Return(b):	9.47%		26.28%	16.41%	8.04%	14.09%	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,488		$34,851	$34,551	$32,419	$141,793	$202,941
Average net assets (000)	$36,615		$37,799	$32,953	$144,295	$145,193	$90,113
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.95%	(d)	.95%	.95%	1.42%	1.18%	1.25%
Expenses before waivers and/or expense reimbursement	.95%	(d)	1.00%	1.10%	1.44%	1.18%	1.25%
Net investment income	.94%	(d)	1.25%	1.21%	.58%	.76%	.96%
Portfolio turnover rate	48%	(e)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J407

MF187E2    0263032-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Absolute Return Bond

Objective

To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Absolute Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Since Inception
Class A	1.83%	1.35%	8.03%
Class C	1.34	0.48	5.57
Class Q	1.97	1.48	9.13
Class Z	1.84	1.49	8.88
BofA ML USD LIBOR 3-Month CM Index	0.12	0.27	1.08
Lipper Alternative Credit Focus Funds Average	2.12	0.58	10.62

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Since Inception
Class A		–2.71%	0.95%
Class C		0.21	1.78
Class Q		2.10	2.84
Class Z		2.12	2.80
BofA ML USD LIBOR 3-Month CM Index		0.27	0.35
Lipper Alternative Credit Focus Funds Average		1.13	3.22

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 3/30/11

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.5% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

BofA ML USD LIBOR 3-Month CM Index

The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average

Funds in the Lipper Alternative Credit Focus Funds Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.15	2.11%
Class C	0.11	1.45
Class Q	0.16	2.49
Class Z	0.16	2.45

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
U.S. Treasury Notes, 1.625%, 04/30/2019	1.1%
Ireland Government Bond (Ireland), Bonds, 4.400%, 06/18/2019	0.7
Carlyle Daytona CLO Ltd.(Cayman Islands), Series 2007-1A, Class A1L, 144A, 0.478%, 04/27/2021	0.7
Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.550%, 09/15/2043	0.6
Magnetite VI Ltd.(Cayman Islands), Series 2012-6A, Class A, 144A, 1.733%, 09/15/2023	0.6

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/14
U.S. Government & Agency	2.2%
Aaa	19.5
Aa	7.2
A	9.1
Baa	27.1
Ba	16.8
B	13.7
Caa	1.4
Not Rated**	4.3
Total Investments	101.3
Liabilities in excess of other assets	–1.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 3.2% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Absolute Return Bond Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,018.30	1.15%	$5.75
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual	$1,000.00	$1,013.40	1.90%	$9.49
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Q	Actual	$1,000.00	$1,019.70	0.86%	$4.31
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class Z	Actual	$1,000.00	$1,018.40	0.90%	$4.50
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.26%	1.15%
C	1.96	1.90
Q	0.86	0.86
Z	0.96	0.90

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Absolute Return Bond Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 19.4%

Collateralized Debt Obligations 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.558%(a)	10/19/20	2,500	$2,446,204

Collateralized Loan Obligations 10.0%
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A	1.417(a)	04/20/25	6,050	5,972,509
Series 2013-1A, Class B2, 144A	3.360	04/20/25	700	686,943
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417(a)	07/13/25	8,600	8,490,297
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	1.216(a)	05/17/21	4,783	4,780,483
Atrium IV, Series 2005-4A, Class A1A, 144A	0.485(a)	06/08/19	1,037	1,032,501
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A	1.328(a)	04/20/25	5,700	5,608,128
Series 2013-IIA, Class A2, 144A	2.029(a)	01/18/25	8,300	7,977,235
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.415(a)	05/20/25	9,800	9,672,625
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.628(a)	10/22/25	5,450	5,428,348
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A	1.427(a)	07/15/24	11,200	11,059,942
Series 2013-IIA, Class A2B, 144A	3.339	07/15/24	10,000	9,802,472
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.707(a)	01/15/26	6,300	6,297,816
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.175(a)	08/01/21	8,389	8,331,468
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.376(a)	04/17/25	10,300	10,155,884
Series 2013-1A, Class B2, 144A	3.020	04/17/25	6,200	5,974,893
Carlyle Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.478(a)	04/27/21	14,407	14,137,639
Carlyle Global Market Strategies CLO (Cayman Islands),
Series 2012-4A, Class A, 144A	1.618(a)	01/20/25	2,500	2,488,969
Series 2012-4A, Class B1, 144A	2.478(a)	01/20/25	3,500	3,447,450
Series 2013-1A, Class A1, 144A	1.536(a)	02/14/25	9,700	9,626,815

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Cavalry CLO II (Cayman Islands),
Series 2013-2A, Class B1, 144A	2.226%(a)	01/17/24		4,000	$3,909,971
Series 2013-2A, Class A, 144A	1.576(a)	01/17/24		4,200	4,175,929
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703(a)	03/15/20		500	491,025
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	0.577(a)	07/20/21	EUR	42	58,531
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.464(a)	08/21/20		30	29,869
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.367(a)	04/15/24		4,100	4,027,755
ING Investment Management CLO Ltd.,
Series 2013-2A, Class A1, 144A	1.379(a)	04/25/25		2,400	2,358,421
Series 2013-2A, Class A2B, 144A	3.070	04/25/25		2,000	1,921,266
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635(a)	09/06/22		94	93,679
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.595(a)	01/31/22	EUR	497	679,340
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.733(a)	09/15/23		12,900	12,893,351
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706(a)	05/18/23		500	499,225
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486(a)	02/22/20		2,967	2,956,095
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.483(a)	03/15/18		37	36,571
Mountain View CLO III Ltd., Series 2007-3A, Class A1, 144A	0.444(a)	04/16/21		1,982	1,967,235
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.537(a)	08/13/25		9,900	9,817,627
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A2, 144A	1.716(a)	11/22/23		1,700	1,698,413
Series 2012-2A, Class B, 144A	2.436(a)	11/22/23		700	689,202
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25		2,800	2,760,380
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.277(a)	04/15/25		10,400	10,178,979
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928(a)	10/20/23		550	546,281

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.687%(a)	01/18/26	4,750	$4,741,430
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488(a)	11/01/18	208	207,004
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347(a)	07/15/25	12,500	12,300,336

				210,010,332

Non-Residential Mortgage-Backed Securities 1.3%
Chase Issuance Trust, Series 2007-C1, Class C1	0.612(a)	04/15/19	1,000	990,481
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.622(a)	03/24/17	4,800	4,797,994
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.148(a)	06/23/17	3,500	3,361,327
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.346(a)	07/17/25	8,000	7,825,225
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148(a)	04/20/21	5,615	5,575,779
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378(a)	07/22/25	4,200	4,138,236
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870	08/20/29	442	446,055
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886(a)	08/17/22	250	246,946
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000	09/20/29	616	618,831

				28,000,874

Residential Mortgage-Backed Securities 8.0%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2	1.352(a)	10/25/34	5,522	5,486,811
Series 2004-3, Class 2A5	1.232(a)	10/25/34	2,701	2,583,840
Series 2005-3, Class M1	0.604(a)	09/25/35	2,000	1,936,748
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.052(a)	09/25/33	719	669,215

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	0.512%(a)	10/25/34	3,006	$2,939,848
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.502(a)	02/25/33	2,671	2,519,698
Series 2005-R10, Class A2C	0.482(a)	01/25/36	564	552,526
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.152(a)	11/25/32	1,214	1,173,546
Argent Securities, Inc.,
Series 2003-W5, Class M1	1.202(a)	10/25/33	95	92,200
Series 2003-W7, Class A2	0.932(a)	03/25/34	1,535	1,419,287
Series 2003-W7, Class M1	1.187(a)	03/25/34	2,010	1,898,880
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W8, Class M1	1.202(a)	12/25/33	1,236	1,187,625
Series 2003-W9, Class M1	1.187(a)	01/25/34	1,597	1,529,893
Series 2004-W6, Class AF	3.623	05/25/34	335	339,798
Series 2004-W6, Class AV5	0.552(a)	05/25/34	587	545,445
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	0.852(a)	06/25/34	1,049	975,319
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.842(a)	04/25/34	5,024	4,751,144
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2	0.832(a)	11/25/33	1,758	1,627,279
Series 2004-HE6, Class A2	0.512(a)	09/25/34	1,775	1,716,298
Series 2005-HE1, Class M1	0.902(a)	03/25/35	7,134	6,819,899
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2	1.172(a)	06/25/34	1,100	981,714
Series 2004-HE11, Class M2	1.727(a)	12/25/34	3,000	2,809,860
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1	0.812(a)	10/25/32	1,423	1,347,441
Series 2003-3, Class A2	0.742(a)	06/25/43	223	219,804
Series 2003-HE1, Class M1	1.247(a)	01/25/34	806	744,373
Chase Funding Trust,
Series 2002-3, Class 2A1	0.792(a)	08/25/32	261	237,398
Series 2003-4, Class 1A5	5.416	05/25/33	1,449	1,514,551

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1	0.782% (a)	02/25/35	317	$302,724
Series 2005-WF1, Class A5	5.010(a)	11/25/34	655	672,363
Countrywide Asset-Backed Certificates,
Series 2003-BC4, Class M1	1.202(a)	07/25/33	515	483,945
Series 2004-1, Class M1	0.902(a)	03/25/34	375	356,508
Series 2004-BC4, Class M1	1.202(a)	11/25/34	1,440	1,336,818
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1	3.379	12/25/32	253	245,049
Series 2003-CB5, Class M1	1.172(a)	11/25/33	255	241,241
Series 2004-CB1, Class AF1	4.520	10/25/32	1,974	1,893,324
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	0.602(a)	04/25/35	1,531	1,412,083
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1	1.202(a)	09/25/33	281	263,573
Series 2004-2, Class M1	0.977(a)	08/25/34	8,574	7,814,909
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A2	0.912(a)	08/25/34	2,002	1,809,922
Series 2005-FF3, Class M3	0.872(a)	04/25/35	6,500	6,229,191
Fremont Home Loan Trust, Series 2004-4, Class M1	0.947(a)	03/25/35	2,512	2,324,696
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A	0.752(a)	08/25/33	1,257	1,144,148
Series 2004-AR1, Class A2B	1.352(a)	06/25/34	1,422	1,386,985
Home Equity Asset Trust,
Series 2003-6, Class M1	1.202(a)	02/25/34	1,889	1,776,055
Series 2004-3, Class M1	1.007(a)	08/25/34	1,959	1,832,973
Series 2004-7, Class A2	0.992(a)	01/25/35	1,050	987,475
HSBC Home Equity Loan Trust,
Series 2005-1, Class A	0.442(a)	01/20/34	3,096	3,080,241
Series 2006-1, Class A1	0.312(a)	01/20/36	290	288,072
Series 2006-1, Class M1	0.432(a)	01/20/36	1,087	1,081,620
Series 2006-2, Class A2	0.332(a)	03/20/36	395	391,568
Series 2007-3, Class A4	1.652(a)	11/20/36	1,020	1,026,657
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	0.772(a)	08/25/33	687	632,503
Series 2004-2, Class A1	0.592(a)	06/25/34	985	916,540

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mastr Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	2.927% (a)	12/25/32	4,171	$4,045,097
Series 2003-WMC2, Class M2	2.627(a)	08/25/33	1,750	1,706,020
Series 2005-NC1, Class M1	0.872(a)	12/25/34	8,068	7,500,126
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1	1.172(a)	10/25/33	6,757	6,266,360
Series 2003-NC6, Class M1	1.352(a)	06/25/33	976	940,719
Series 2003-NC8, Class M1	1.202(a)	09/25/33	1,064	1,002,761
Series 2003-NC10, Class M1	1.172(a)	10/25/33	1,578	1,479,936
Series 2004-HE3, Class M1	1.007(a)	03/25/34	1,031	955,004
Series 2004-HE4, Class M1	1.052(a)	05/25/34	3,014	2,817,509
Series 2004-HE5, Class M1	1.097(a)	06/25/34	1,488	1,388,414
Series 2004-NC3, Class M1	0.947(a)	03/25/34	3,777	3,566,555
Series 2004-NC5, Class M1	1.052(a)	05/25/34	463	418,998
Series 2004-NC6, Class M1	1.052(a)	07/25/34	2,877	2,698,362
Series 2004-OP1, Class M1	1.022(a)	11/25/34	1,941	1,723,581
Series 2004-WMC1, Class M1	1.082(a)	06/25/34	231	214,743
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.482(a)	12/25/35	406	380,473
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.642(a)	07/25/35	1,500	1,422,630
Option One Mortgage Loan Trust,
Series 2003-4, Class A2	0.792(a)	07/25/33	1,001	925,081
Series 2004-1, Class M1	1.052(a)	01/25/34	2,526	2,349,709
Series 2005-1, Class A4	0.952(a)	02/25/35	864	843,615
Series 2005-3, Class M1	0.622(a)	08/25/35	2,000	1,891,532
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1	0.602(a)	09/25/35	2,500	2,390,865
RAMP Trust,
Series 2005-EFC2, Class M3	0.642(a)	07/25/35	3,509	3,363,843
Series 2005-EFC3, Class M3	0.642(a)	08/25/35	1,500	1,419,114
RASC Trust,
Series 2005-KS3, Class M4	0.857(a)	04/25/35	2,000	1,916,914
Series 2005-KS8, Class M1	0.562(a)	08/25/35	226	224,179
Saxon Asset Securities Trust,
Series 2005-3, Class M1	0.612(a)	11/25/35	1,600	1,563,230
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC1, Class M1	0.932(a)	02/25/34	2,088	1,922,040
Series 2004-OP1, Class M1	0.917(a)	02/25/34	612	563,372

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1	1.052% (a)	11/25/34		2,760	$2,542,397
Series 2004-BC3, Class M1	1.082(a)	07/25/35		2,604	2,458,893
Series 2004-BC4, Class A2C	1.132(a)	10/25/35		1,734	1,633,191
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4	1.152(a)	10/25/33		2,806	2,641,471
Series 2004-1, Class A3	0.952(a)	02/25/34		4,656	4,379,813
Series 2004-8, Class A8	1.152(a)	09/25/34		2,123	2,077,810
Series 2005-4, Class M2	0.812(a)	05/25/35		4,000	3,827,260
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.552(a)	11/25/35		250	238,556
WMC Mortgage Loan Trust, Series 1999-A, Class M2	2.402(a)	10/15/29		402	357,885

					166,609,681

TOTAL ASSET-BACKED SECURITIES (cost $406,897,117)					407,067,091

BANK LOANS(a) 4.8%

Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.410	12/07/17		899	896,394

Airlines 0.1%
United Airlines	4.000	04/01/19		1,312	1,312,406

Automotive 0.2%
Allison Transmission, Inc.	2.910	08/07/17		322	321,940
Chrysler Group LLC	3.250	12/31/18		2,499	2,475,884
Chrysler Group LLC	3.500	05/24/17		81	80,964
Schaeffler AG (Germany)	4.250	01/27/17		100	100,107
Tank & Rast GmbH (Germany)	3.813	12/10/18	EUR	1,000	1,390,816

					4,369,711

Banking 0.3%
AA Group (United Kingdom)	3.488	07/31/18	GBP	1,938	3,260,552
Kasima LLC	3.250	05/17/21		2,600	2,580,500

					5,841,052

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Brokerage 0.1%
LPL Holdings, Inc.	3.250%	03/29/19		1,489	$1,473,835

Cable 0.3%
Cequel Communication LLC	3.500	02/14/19		242	240,344
CSC Holdings LLC	2.734	04/17/20		3,945	3,876,967
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/07/20		1,500	1,486,875

					5,604,186

Capital Goods 0.5%
ADS Waste Holdings, Inc.	3.750	10/09/19		1,489	1,475,977
Allflex Holdings III, Inc. (original cost $995,000; purchased 06/07/13)(b)(c)	4.250	07/17/20		995	994,378
OGF SA	4.244	10/30/20	EUR	3,000	4,195,859
RAC PLC (original cost $505,875; purchased 03/06/14)(b)(c)	5.316	10/29/19	GBP	300	509,472
RBS Global, Inc./Rexnord LLC	4.000	08/21/20		3,483	3,468,716

					10,644,402

Chemicals 0.5%
CeramTec GmbH (Germany)	4.750	08/30/20	EUR	1,700	2,370,283
Macdermid, Inc.	4.000	06/08/20		993	987,786
OXEA Finance & Cy SCA (Luxembourg)	4.500	01/15/20	EUR	1,326	1,837,787
W.R. Grace & Co.	1.000	02/03/21		1,134	1,125,137
W.R. Grace & Co.	3.000	02/03/21		3,176	3,150,383

					9,471,376

Consumer 0.3%
Pilot Travel Centers LLC	3.750	03/30/18		246	246,137
Revlon Consumer Products Corp.	4.000	10/08/19		1,835	1,831,386
Seaworld Parks & Entertainment, Inc.	3.000	05/14/20		2,356	2,301,405
Spectrum Brands, Inc.	3.000	09/04/17		2,406	2,403,673

					6,782,601

Electric 0.1%
Calpine Construction Finance Co. LP	3.000	05/04/20		521	506,896
Calpine Corp.	4.000	04/01/18		56	52,870

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Electric (cont’d.)
Calpine Corp.	4.000%	10/09/19		493	$492,500
NRG Energy, Inc.,	2.750	07/01/18		1,725	1,704,091

					2,756,357

Food & Beverage 0.3%
Birds Eye Iglo Group Ltd.	5.269	01/31/18	EUR	375	522,450
Darling International, Inc.	3.250	01/06/21		1,500	1,493,438
Dunkin Brands, Inc.	3.250	02/08/21		1,235	1,221,873
H.J. Heinz Co.	3.250	06/07/19		1,985	1,984,007
Pinnacle Foods Finance LLC	3.250	04/29/20		1,895	1,877,278

					7,099,046

Gaming 0.1%
Boyd Gaming Corp.	4.000	08/14/20		834	832,268
CCM Merger, Inc.	5.000	03/01/17		364	363,381
MGM Resorts International	2.985	12/20/17		1,481	1,478,473

					2,674,122

Healthcare & Pharmaceutical 0.6%
Alere, Inc.	3.150	06/30/16		45	44,663
Alere, Inc.	4.250	06/30/17		63	62,204
Catalent Pharma Solutions, Inc.	3.734	09/15/16		838	837,392
Community Health Systems, Inc.	2.981	01/25/19		5,000	4,975,000
Community Health Systems, Inc.	3.469	01/25/17		136	136,048
Community Health Systems, Inc.	4.250	01/27/21		363	363,646
DaVita, Inc.	2.738	11/01/17		1,641	1,639,395
DaVita, Inc.	4.000	11/01/19		101	100,850
Grifols SA	3.236	02/26/21		2,750	2,732,813
HCA, Inc.	2.900	03/31/17		199	198,716
Hologic, Inc.	2.150	08/01/17		228	227,626
Quintiles Transnational Corp.	3.750	06/08/18		982	978,063
RPI Financial TR	3.250	05/09/18		388	387,745
Universal Health Services, Inc.	1.661	08/15/16		481	480,648

					13,164,809

Lodging 0.1%
Hilton Worldwide Finance LLC	3.500	10/26/20		1,145	1,139,967

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment 0.1%
Entravision Communications Corp.	3.500%	05/29/20		968	$948,967
Nielsen Finance LLC	2.984	05/01/16		338	337,927

					1,286,894

Non-Captive Finance 0.3%
RBS WorldPay, Inc. (United Kingdom)	4.500	11/29/19		3,483	3,491,206
RBS WorldPay, Inc. (United Kingdom)	5.750	11/29/19	GBP	1,500	2,548,703

					6,039,909

Pipelines & Other 0.1%
Ruby Western Pipeline Holdings LLC	3.500	03/27/20		2,053	2,044,833

Retailers
Alliance Boots Ltd. (United Kingdom)	3.962	07/09/17	GBP	325	548,727

Technology 0.8%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750	05/31/21		6,000	6,013,128
CDW Corp.	3.250	04/29/20		1,238	1,222,550
First Data Corp	4.231	09/24/18		225	224,578
First Data Corp.	4.234	03/26/18		141	140,525
Freescale Semiconductor, Inc.	5.000	02/28/20		99	98,754
Interactive Data Corp.	3.750	02/12/18		2,927	2,921,243
NXP BV (Netherlands)	3.250	01/10/20		423	419,175
SunGard Data Systems, Inc.	4.000	03/06/20		1,308	1,306,556
Syniverse Holdings, Inc.	4.000	04/23/19		970	968,007
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21		3,800	3,779,815

					17,094,331

Telecommunications
Level 3 Finance, Inc.	4.000	01/15/20		1,000	998,000

TOTAL BANK LOANS (cost $100,258,825)					101,242,958

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.9%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4	5.889(a)	07/10/44		688	745,565
Series 2006-6, Class A2	5.309	10/10/45		39	38,998
Series 2006-6, Class A4	5.356	10/10/45		2,988	3,174,421
Series 2007-1, Class A3	5.449	01/15/49		27	26,787

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1, Class A4	5.451%	01/15/49	2,000	$2,151,312
Series 2007-1, Class AAB	5.422	01/15/49	20	19,708
Series 2007-2, Class A1A	5.731(a)	04/10/49	2,075	2,274,974
Series 2007-2, Class A3	5.755(a)	04/10/49	200	204,747
Series 2007-2, Class A4	5.782(a)	04/10/49	5,000	5,516,530
Series 2007-5, Class A1A	5.361	02/10/51	2,094	2,304,285
Series 2007-5, Class A3	5.620	02/10/51	2	1,818
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AM	4.913(a)	07/10/43	50	52,107
Bear Stearns Commercial Mortgage Securities, Series 2007-PWR17, Class A3	5.736	06/11/50	165	172,495
CD Commercial Mortgage Trust,
Series 2006-CD3, Class A5	5.617	10/15/48	20	21,620
Series 2007-CD4, Class A3	5.293	12/11/49	174	177,382
Series 2007-CD4, Class A4	5.322	12/11/49	6,325	6,915,085
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4	5.893(a)	12/10/49	1,210	1,345,291
Series 2008-C7, Class A4	6.341(a)	12/10/49	4,000	4,496,656
Series 2013-GC11, Class A3	2.815	04/10/46	200	191,715
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48	7,211	7,722,676
COMM Mortgage Trust,
Series 2012-CR1, Class A3	3.391	05/15/45	15	15,197
Series 2012-CR5, Class A3	2.540	12/10/45	1,000	945,949
Series 2013-CR7, Class A3	2.929	03/10/46	265	256,351
Series 2013-CR9, Class A3	4.022	07/10/45	7,200	7,528,529
Series 2013-CR10, Class A3	3.923	08/10/46	3,500	3,631,726
Series 2013-CR11, Class A3	3.983	10/10/46	5,300	5,513,791
Series 2013-CR12, Class A2	2.904	10/10/46	10,200	10,522,412
Series 2014-UBS2, Class XB, 144A, IO	0.208(a)	03/10/47	171,811	2,295,567
Commercial Mortgage Trust,
Series 2005-GG3, Class A3	4.569	08/10/42	24	23,639
Series 2005-GG3, Class A4	4.799(a)	08/10/42	1,570	1,592,482
Series 2005-GG3, Class AJ	4.859(a)	08/10/42	1,200	1,227,359
Series 2005-GG5, Class A5	5.224(a)	04/10/37	5,000	5,218,395
Series 2005-GG5, Class AAB	5.190(a)	04/10/37	48	48,886
Series 2007-GG9, Class A2	5.381	03/10/39	210	214,021
Series 2007-GG11, Class A3	5.716	12/10/49	30	30,478
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AM	5.644(a)	02/15/39	1,014	1,087,816
Series 2006-C3, Class A1A	5.982(a)	06/15/38	849	913,031

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-C5, Class A3	5.311%	12/15/39	2,600	$2,816,034
Series 2007-C4, Class A3	6.053(a)	09/15/39	248	249,341
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4	4.832	04/15/37	3,337	3,428,060
Series 2005-C6, Class AM	5.230(a)	12/15/40	100	106,231
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.327(a)	12/25/19	49,381	3,781,783
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.365(a)	04/25/20	5,327	285,260
Series K008, Class X1, IO	1.818(a)	06/25/20	23,100	1,799,201
Series K010, Class X1, IO	0.532(a)	10/25/20	23,328	380,218
Series K018, Class X1, IO	1.597(a)	01/25/22	16,772	1,457,251
Series K020, Class X1, IO	1.607(a)	05/25/22	21,691	2,018,727
Series K021, Class X1, IO	1.644(a)	06/25/22	4,467	432,988
Series K025, Class X1, IO	1.027(a)	10/25/22	21,806	1,311,385
Series K036, Class X1, IO	0.802(a)	10/25/23	41,101	2,456,080
Series K501, Class X1A, IO	1.863(a)	08/25/16	378	9,838
Series K710, Class X1, IO	1.912(a)	05/25/19	495	37,836
Series K711, Class X1, IO	1.831(a)	07/25/19	3,979	297,056
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.489(a)	11/10/45	4,000	4,216,784
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477	12/10/49	77	79,257
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	4.754	05/10/43	425	439,886
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XB, IO, 144A	0.648(a)	02/10/46	103,126	4,158,350
Series 2014-GC10, Class XB, IO	0.337(a)	04/10/47	28,307	1,004,658
GS Mortgage Securities Trust,
Series 2006-GG6, Class A2	5.506(a)	04/10/38	1	947
Series 2006-GG8, Class A3	5.542	11/10/39	64	64,628
Series 2013-GC12, Class A3	2.860	06/10/46	4,000	3,838,532
Series 2013-GC12, Class XB, IO	0.685(a)	06/10/46	37,400	1,644,216
Series 2013-GC14, Class A4	3.955	08/10/46	6,700	6,978,566
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	4,413	4,515,417
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A3	2.475	12/15/47	1,000	992,810

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-LC9, Class A4	2.611%	12/15/47	1,700	$1,610,835
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-CBX, Class AJ	4.951(a)	01/12/37	200	202,562
Series 2005-CB13, Class A3A1	5.420(a)	01/12/43	24	24,841
Series 2005-LDP2, Class AM	4.780	07/15/42	1,746	1,811,450
Series 2005-LDP3, Class A4B	4.996(a)	08/15/42	180	188,989
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	750	788,925
Series 2005-LDP5, Class A3	5.434(a)	12/15/44	646	652,700
Series 2006-LDP6, Class ASB	5.490(a)	04/15/43	58	58,751
Series 2007-CB20, Class A4	5.794(a)	02/12/51	60	66,880
Series 2007-LD11, Class A2	5.974(a)	06/15/49	298	298,238
Series 2007-LD11, Class A3	5.989(a)	06/15/49	218	222,404
Series 2007-LD11, Class A4	5.989(a)	06/15/49	1,109	1,224,475
Series 2007-LD12, Class A3	6.135(a)	02/15/51	910	912,276
Series 2007-LD12, Class A4	5.882(a)	02/15/51	4,000	4,454,204
Series 2011-C3, Class A2, 144A	3.673	02/15/46	363	380,870
Series 2012-C8, Class A2	1.797	10/15/45	2,000	2,011,780
Series 2012-CBX, Class A3	3.139	06/15/45	55	56,556
Series 2013-C13, Class A3	3.525	01/15/46	4,630	4,801,412
Series 2013-FL3, Class XCP, IO, 144A	1.661(a)	04/15/28	192,000	429,696
Series 2013-LC11, Class A3	2.592	04/15/46	5,000	4,940,245
Series 2013-LC11, Class A4	2.694	04/15/46	6,350	6,005,665
Series 2013-LC11, Class XB, IO	0.728(a)	04/15/46	34,956	1,540,767
Series 2014-FL4, Class XCP, IO, 144A	0.784(a)	12/15/15	628,621	2,215,135
LB-UBS Commercial Mortgage Trust,
Series 2004-C6, Class A6	5.020(a)	08/15/29	8	8,040
Series 2005-C7, Class AM	5.263(a)	11/15/40	70	74,379
Series 2006-C7, Class A2	5.300	11/15/38	141	145,632
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM	5.488(a)	01/12/44	102	108,785
Series 2006-C1, Class AM	5.863(a)	05/12/39	30	32,540
Series 2007-C1, Class A3	6.032(a)	06/12/50	678	695,779
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class AM	5.702(a)	02/12/39	5,160	5,564,869
Series 2006-2, Class AM	6.073(a)	06/12/46	100	109,308
Series 2006-3, Class A4	5.414(a)	07/12/46	4,289	4,642,269
Series 2006-4, Class A2	5.112	12/12/49	16	15,980
Series 2006-4, Class A2FL	0.273(a)	12/12/49	7	7,015
Series 2007-5, Class A4	5.378	08/12/48	9,877	10,671,255
Series 2007-7, Class A4	5.810(a)	06/12/50	5,053	5,584,252

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.393% (a)	08/15/45	65,968	$1,326,682
Series 2013-C7, Class A3	2.655	02/15/46	3,000	2,847,618
Series 2013-C8, Class A3	2.863	12/15/48	4,000	3,855,824
Series 2013-C8, Class XB, IO, 144A	0.497(a)	12/15/48	68,276	2,403,377
Series 2013-C10, Class A3	4.103(a)	07/15/46	10,000	10,457,720
Series 2013-C11, Class A3	3.960	08/15/46	8,400	8,738,797
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class A4B	5.284(a)	09/15/42	1,000	1,053,109
Series 2006-HQ9, Class AM	5.773(a)	07/12/44	200	218,671
Series 2007-HQ11, Class A4	5.447(a)	02/12/44	4,100	4,494,264
Series 2007-HQ11, Class A31	5.439	02/12/44	36	36,399
Series 2007-HQ12, Class A2FX	5.777(a)	04/12/49	30	31,469
Series 2007-HQ12, Class A3	5.777(a)	04/12/49	2,380	2,466,749
Series 2007-IQ13, Class A1A	5.312	03/15/44	242	265,167
Series 2007-IQ14, Class AAB	5.654(a)	04/15/49	207	214,763
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3	2.533	12/10/45	2,800	2,742,597
Series 2012-C4, Class A4	2.792	12/10/45	1,500	1,443,439
Series 2013-C6, Class A3	2.971	04/10/46	2,900	2,809,656
Series 2013-C6, Class XB, IO, 144A	0.500(a)	04/10/46	140,883	4,538,828
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3	3.595	01/10/45	1,135	1,170,397
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class AJ	4.896(a)	10/15/41	1,800	1,837,982
Series 2005-C16, Class AJ	5.224(a)	03/15/42	1,368	1,412,435
Series 2005-C20, Class AMFX	5.179(a)	07/15/42	167	175,309
Series 2005-C21, Class AM	5.414(a)	10/15/44	321	340,425
Series 2005-C22, Class A4	5.457(a)	12/15/44	3,975	4,197,342
Series 2006-C23, Class A5	5.416(a)	01/15/45	3,000	3,214,650
Series 2006-C25, Class A5	5.908(a)	05/15/43	4,000	4,353,800
Series 2006-C27, Class A3	5.765(a)	07/15/45	7,876	8,415,508
Series 2006-C28, Class A4	5.572	10/15/48	4,705	5,099,131
Series 2007-C31, Class A4	5.509	04/15/47	2,500	2,714,292
Series 2007-C31, Class A5	5.500	04/15/47	3,415	3,766,745
Series 2007-C32, Class A1A	5.934(a)	06/15/49	2,623	2,914,004
Series 2007-C33, Class A4	6.132(a)	02/15/51	250	274,533
Series 2007-C34, Class A1A	5.608(a)	05/15/46	5,807	6,463,920

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%	07/15/46	5,000	$5,195,980

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $296,806,042)				291,472,482

CORPORATE BONDS 42.1%

Aerospace & Defense 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250	04/01/22	100	103,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/18	2,200	2,508,000
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500	01/15/23	490	464,216
Textron, Inc., Sr. Unsec’d. Notes	4.625	09/21/16	500	537,961

				3,613,677

Airlines 0.4%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates, 144A	4.000	07/15/25	3,493	3,518,938
Continental Airlines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	5.983	04/19/22	101	114,909
Series 2012-2, Class A, Pass-Through Certificates	4.000	10/29/24	121	123,592
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	937	1,103,165
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	94	103,449
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300	02/15/27	2,450	2,523,500

				7,487,553

Automotive 1.6%
Chrysler Group LLC/CG Co-Issuer Inc.,
Sec’d. Notes	8.000	06/15/19	1,500	1,642,500
Sec’d. Notes, 144A	8.250	06/15/21	2,800	3,146,500
Cummins, Inc., Sr. Unsec’d. Notes	4.875	10/01/43	175	190,919

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Daimler Finance North America LLC,
Gtd. Notes, 144A	2.375%	08/01/18	625	$634,454
Gtd. Notes, 144A	2.950	01/11/17	750	781,036
Dana Holding Corp.,
Sr. Unsec’d. Notes	5.375	09/15/21	750	774,375
Sr. Unsec’d. Notes	6.500	02/15/19	1,713	1,820,063
Sr. Unsec’d. Notes	6.750	02/15/21	3,000	3,251,250
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750	01/15/43	150	148,121
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.375	01/16/18	650	659,318
Sr. Unsec’d. Notes	3.000	06/12/17	410	427,640
Sr. Unsec’d. Notes	4.207	04/15/16	200	212,047
Sr. Unsec’d. Notes(d)	4.250	02/03/17	6,470	6,960,374
General Motors Co.,
Sr. Unsec’d. Notes, 144A	4.875	10/02/23	2,000	2,067,500
Sr. Unsec’d. Notes, 144A	6.250	10/02/43	2,230	2,441,850
General Motors Financial Co., Inc.,
Gtd. Notes	2.750	05/15/16	1,575	1,598,625
Gtd. Notes	3.250	05/15/18	575	580,750
Gtd. Notes	4.250	05/15/23	575	564,219
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700	03/15/17	25	25,870
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250	03/01/21	3,090	3,323,085
Lear Corp., Gtd. Notes	8.125	03/15/20	976	1,063,840
Tenedora Nemak SA de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500	02/28/23	1,000	1,012,500

				33,326,836

Banking 9.3%
American Express Co.,
Sr. Unsec’d. Notes(e)	2.650	12/02/22	3,099	2,974,789
Sr. Unsec’d. Notes	7.000	03/19/18	165	196,603
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	263	255,439
Bank of America Corp.,
Jr. Sub. Notes	8.000(a)	12/29/49	3,190	3,612,675
Jr. Sub. Notes	8.125(a)	12/29/49	1,000	1,135,500
Sr. Notes, MTN	4.000	04/01/24	2,200	2,211,084
Sr. Unsec’d. Notes	4.100	07/24/23	3,450	3,524,924

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	5.625%	10/14/16	160	$176,461
Sr. Unsec’d. Notes	5.700	01/24/22	2,945	3,371,704
Sr. Unsec’d. Notes	5.875	01/05/21	450	521,798
Sr. Unsec’d. Notes	6.000	09/01/17	500	567,351
Sr. Unsec’d. Notes(d)	7.625	06/01/19	490	604,694
Sr. Unsec’d. Notes, MTN	3.300	01/11/23	9,525	9,245,479
Sr. Unsec’d. Notes, MTN	5.000	01/21/44	280	289,669
Sr. Unsec’d. Notes, MTN	5.875	02/07/42	385	450,667
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.750	03/10/24	3,225	3,265,306
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600	08/15/17	25	25,114
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes	2.850	04/01/21	5,425	5,423,351
Sub. Notes	0.553(a)	09/13/16	1,500	1,494,531
Capital One Bank USA NA, Sub. Notes(d)	3.375	02/15/23	1,720	1,698,976
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.500	06/15/23	330	328,266
Sr. Unsec’d. Notes	3.750	04/24/24	4,125	4,132,553
Sr. Unsec’d. Notes	4.750	07/15/21	300	331,125
Sub. Notes	6.150	09/01/16	110	122,355
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/23	7,400	7,215,910
Sr. Unsec’d. Notes	3.875	10/25/23	2,350	2,349,474
Sr. Unsec’d. Notes	4.500	01/14/22	1,525	1,630,416
Sr. Unsec’d. Notes	6.125	05/15/18	330	380,066
Sr. Unsec’d. Notes	8.125	07/15/39	1,455	2,135,007
Sr. Unsec’d. Notes	8.500	05/22/19	350	445,924
Sub. Notes	3.500	05/15/23	2,500	2,384,517
Sub. Notes	4.050	07/30/22	550	555,826
Sub. Notes	4.875	05/07/15	250	259,878
Sub. Notes	5.000	09/15/14	100	101,604
Sub. Notes	6.675	09/13/43	1,000	1,198,267
Discover Bank,
Sr. Unsec’d. Notes	2.000	02/21/18	1,200	1,200,830
Sr. Unsec’d. Notes	4.200	08/08/23	5,500	5,714,654
Sub. Notes	7.000	04/15/20	800	957,107
Fifth Third Bancorp, Sub. Notes	4.300	01/16/24	4,975	5,113,678
Fifth Third Bank,
Sr. Unsec’d. Notes(d)(e)	1.450	02/28/18	2,275	2,246,537

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	2.375%	04/25/19	1,075	$1,078,682
Goldman Sachs Group Inc. (The),
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,875	1,881,321
Sr. Unsec’d. Notes(e)	3.625	01/22/23	6,000	5,949,846
Sr. Unsec’d. Notes	5.125	01/15/15	100	103,117
Sr. Unsec’d. Notes	5.250	07/27/21	1,840	2,043,004
Sr. Unsec’d. Notes	5.750	01/24/22	4,590	5,237,149
Sr. Unsec’d. Notes	6.250	02/01/41	600	716,840
Sr. Unsec’d. Notes, MTN	6.000	06/15/20	4,450	5,144,320
Sub. Notes	5.625	01/15/17	130	143,294
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	3.500	06/28/15	120	124,115
HSBC Holding PLC (United Kingdom) Sr. Unsec’d. Notes	4.000	03/30/22	1,600	1,682,123
Sub. Notes	6.500	05/02/36	610	732,082
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600	08/02/18	2,350	2,370,271
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000	09/25/15	300	304,927
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125	01/15/16	475	488,762
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.150(a)	12/31/49	3,725	3,524,781
Jr. Sub. Notes	7.900(a)	04/29/49	130	146,900
Sr. Unsec’d. Notes	3.150	07/05/16	15	15,683
Sr. Unsec’d. Notes(e)	3.200	01/25/23	9,500	9,267,668
Sr. Unsec’d. Notes(e)	3.250	09/23/22	2,115	2,089,760
Sr. Unsec’d. Notes	4.500	01/24/22	720	779,050
Sr. Unsec’d. Notes	5.400	01/06/42	600	671,553
Sr. Unsec’d. Notes	6.000	01/15/18	130	149,022
Sub. Notes	3.375	05/01/23	1,925	1,842,246
KeyBank NA, Sr. Unsec’d. Notes	1.650	02/01/18	700	697,455
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes	6.375	01/21/21	4,570	5,501,709
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	100	115,611
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	2.300	11/27/18	1,100	1,107,571
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850	03/21/18	675	668,128
Morgan Stanley,
Jr. Sub. Notes	5.450(a)	12/31/49	1,925	1,941,844
Notes, MTN	6.625	04/01/18	100	116,673

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes(d)	3.750%	02/25/23	7,150	$7,156,242
Sr. Unsec’d. Notes	6.375	07/24/42	700	860,530
Sr. Unsec’d. Notes, MTN	2.125	04/25/18	2,880	2,887,027
Sr. Unsec’d. Notes, MTN	4.100	01/26/15	130	133,246
Sr. Unsec’d. Notes, MTN	5.500	07/28/21	1,900	2,150,160
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	680	775,333
Sr. Unsec’d. Notes, MTN	5.750	10/18/16	365	404,100
Sr. Unsec’d. Notes, MTN	6.250	08/28/17	1,930	2,208,146
Sub. Notes, MTN	4.100	05/22/23	815	809,647
Sub. Notes, MTN	4.875	11/01/22	930	981,384
Sub. Notes, MTN	5.000	11/24/25	2,075	2,152,885
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A	1.625	05/15/18	4,125	4,078,264
Sr. Unsec’d. Notes, 144A(d)	3.125	03/20/17	200	210,348
Northern Trust Corp., Sub. Notes	3.950	10/30/25	4,375	4,436,530
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	325	321,737
PNC Bank NA,
Sub. Notes(d)	2.950	01/30/23	900	870,396
Sub. Notes	3.800	07/25/23	2,425	2,466,645
Sub. Notes	4.200	11/01/25	2,125	2,209,558
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854(f)	11/09/22	125	120,192
Sub. Notes	3.900	04/29/24	1,910	1,913,480
PNC Funding Corp., Bank Gtd. Notes	2.700	09/19/16	50	51,967
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Bank Gtd. Notes	4.875	03/16/15	100	103,495
Bank Gtd. Notes	6.125	01/11/21	350	410,734
Sr. Unsec’d. Notes	2.550	09/18/15	50	51,066
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	3.000	09/24/15	75	77,145
Sr. Unsec’d. Notes	4.625	04/19/16	870	930,599
State Street Corp., Sr. Unsec’d. Notes	3.700	11/20/23	3,850	3,922,076
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes	2.450	01/10/19	1,925	1,947,925
Bank Gtd. Notes	3.000	01/18/23	800	775,002
SunTrust Bank, Sr. Unsec’d. Notes	2.750	05/01/23	1,225	1,156,685
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350	11/01/18	2,000	2,010,992

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
US Bancorp,
Jr. Sub. Notes	3.442%	02/01/16		130	$135,416
Sub. Notes, MTN	2.950	07/15/22		25	24,205
Wells Fargo & Co.,
Sr. Unsec’d. Notes	0.428(a)	10/28/15		200	200,007
Sr. Unsec’d. Notes, MTN	2.100	05/08/17		100	102,521
Sr. Unsec’d. Notes, MTN	3.000	01/22/21		3,700	3,739,427
Sr. Unsec’d. Notes, MTN	3.500	03/08/22		930	954,536
Sr. Unsec’d. Notes, MTN	4.600	04/01/21		250	276,950
Sub. Notes	4.125	08/15/23		2,900	2,957,559
Sub. Notes	5.606	01/15/44		1,460	1,627,412

					195,087,185

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	187,628
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16		540	547,123

					734,751

Building Materials & Construction 1.1%
Building Materials Corp. of America,
Sr. Notes, 144A (original cost $1,090,000; purchased 12/06/13)(b)(c)	6.750	05/01/21		1,000	1,082,500
Sr. Notes, 144A (original cost $2,360,680; purchased 09/28/12 - 05/09/13)(b)(c)	6.875	08/15/18		2,176	2,271,200
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A	9.250	05/12/20		4,410	4,795,875
Sr. Sec’d. Notes, RegS	9.250	05/12/20		625	679,687
Sr. Sec’d. Notes, RegS	9.875	04/30/19		770	880,880
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19		2,300	2,631,200
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500	12/10/19		2,000	2,100,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250	08/15/21	EUR	500	761,307
HD Supply, Inc., Sr. Sec’d. Notes	8.125	04/15/19		2,228	2,467,510
KB Home, Gtd. Notes	7.500	09/15/22		675	739,125
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		209	207,433

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A	5.125%	06/26/22		600	$612,000
Gtd. Notes, 144A	7.125	06/26/42		220	223,850
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		125	124,658
Standard Pacific Corp., Gtd. Notes	8.375	05/15/18		3,178	3,750,040

					23,327,265

Cable 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	5.750	01/15/24		2,000	2,017,500
Gtd. Notes	7.250	10/30/17		2,000	2,117,500
Comcast Corp., Gtd. Notes	6.500	01/15/17		100	114,285
CSC Holdings LLC,
Sr. Unsec’d. Notes	7.875	02/15/18		2,040	2,361,300
Sr. Unsec’d. Notes	8.625	02/15/19		35	41,738
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500	03/01/16		130	135,929
DISH DBS Corp.,
Gtd. Notes	4.250	04/01/18		1,500	1,567,500
Gtd. Notes	6.625	10/01/14		200	204,750
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500	01/27/20		2,207	2,383,560
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	160	237,514
Sr. Sec’d. Notes, MTN, 144A	5.125	01/21/23	EUR	620	908,324
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20		150	160,125
Videotron Ltd. (Canada),
Gtd. Notes	5.000	07/15/22		4,500	4,533,750
Gtd. Notes	9.125	04/15/18		71	73,485
Gtd. Notes, 144A	5.375	06/15/24		2,400	2,418,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	800	1,418,248

					20,693,508

Capital Goods 1.9%
Actuant Corp., Gtd. Notes(d)	5.625	06/15/22		3,075	3,244,125

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	1,925	$2,088,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	8.250	01/15/19	1,259	1,340,835
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.250	11/06/17	325	324,628
CNH Capital LLC, Gtd. Notes	3.875	11/01/15	500	512,500
Columbus Mckinnon Corp., Gtd. Notes	7.875	02/01/19	2,000	2,150,000
Deere & Co., Sr. Unsec’d. Notes	2.600	06/08/22	50	48,475
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(b)(c)	2.750	03/15/17	45	46,411
Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(c)	6.700	06/01/34	110	134,298
Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(c)	7.000	10/15/37	1,725	2,232,128
General Electric Co.,
Sr. Unsec’d. Notes	4.125	10/09/42	50	48,887
Sr. Unsec’d. Notes	4.500	03/11/44	75	77,240
Griffon Corp., Gtd. Notes, 144A	5.250	03/01/22	6,450	6,369,375
Hertz Corp. (The), Gtd. Notes	6.750	04/15/19	3,125	3,351,562
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $24,990; purchased 07/10/12)(b)(c)	2.500	07/11/14	25	25,081
Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(b)(c)	2.500	03/15/16	275	282,749
Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(c)	2.875	07/17/18	450	457,929
Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(b)(c)	3.125	05/11/15	25	25,570
Pentair Finance SA,
Gtd. Notes	1.350	12/01/15	325	327,541

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Gtd. Notes	1.875%	09/15/17	50	$50,475
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850	11/15/17	175	175,874
SPX Corp., Gtd. Notes(d)	6.875	09/01/17	1,000	1,135,000
Terex Corp.,
Gtd. Notes	6.000	05/15/21	5,050	5,403,500
Gtd. Notes(d)	6.500	04/01/20	1,005	1,090,425
United Rentals North America, Inc.,
Gtd. Notes	7.625	04/15/22	3,869	4,352,625
Gtd. Notes(d)	8.375	09/15/20	1,000	1,108,750
Sr. Unsec’d. Notes	8.250	02/01/21	550	615,312
United Technologies Corp.,
Sr. Unsec’d. Notes	1.800	06/01/17	50	50,897
Sr. Unsec’d. Notes	4.500	06/01/42	140	145,686
Votorantim Cimentos SA (Brazil),
Gtd. Notes, RegS	7.250	04/05/41	300	307,125
Gtd. Notes, RegS	7.250	04/05/41	700	716,625
Xylem, Inc.,
Sr. Unsec’d. Notes	3.550	09/20/16	1,635	1,724,359
Sr. Unsec’d. Notes	4.875	10/01/21	50	53,447

				40,018,059

Chemicals 1.6%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	2,020	2,025,955
Sr. Unsec’d. Notes	6.125	01/15/41	170	197,981
Ashland, Inc.,
Gtd. Notes	4.750	08/15/22	700	691,250
Sr. Unsec’d. Notes(d)	3.875	04/15/18	4,624	4,751,160
Celanese US Holdings LLC, Gtd. Notes	6.625	10/15/18	610	642,025
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	1,765	1,764,749
Gtd. Notes	5.375	03/15/44	1,300	1,364,553
Gtd. Notes	6.875	05/01/18	160	188,210
Gtd. Notes	7.125	05/01/20	125	150,634
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22	1,550	1,491,309
Sr. Unsec’d. Notes	4.250	11/15/20	3,150	3,368,210
Sr. Unsec’d. Notes	5.250	11/15/41	125	133,058
Sr. Unsec’d. Notes	9.400	05/15/39	120	193,435

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	500	$503,897
Ecolab, Inc., Sr. Unsec’d. Notes	1.450	12/08/17	600	598,879
Huntsman International LLC, Gtd. Notes	8.625	03/15/20	1,500	1,642,500
Koppers, Inc., Gtd. Notes	7.875	12/01/19	1,600	1,710,000
LYB International Finance BV (Netherlands),
Gtd. Notes	4.875	03/15/44	375	384,788
Gtd. Notes	5.250	07/15/43	415	449,585
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	700	826,204
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A(d)	4.875	09/19/22	1,465	1,477,819
Gtd. Notes, RegS	4.875	09/19/22	950	958,312
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	710	777,487
Sr. Unsec’d. Notes	5.625	11/15/43	2,335	2,577,950
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625	11/01/19	2,118	2,279,497
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204	02/13/18	930	874,200
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	6.875	09/15/20	1,000	1,114,328
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350	12/15/17	350	349,710
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914	01/31/18	425	372,938

				33,860,623

Consumer 1.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	50	49,500
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625	05/15/21	5,400	5,103,000
Jarden Corp., Gtd. Notes	6.125	11/15/22	500	536,250
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050	12/01/17	375	376,369
PVH Corp., Sr. Unsec’d. Notes	4.500	12/15/22	2,200	2,164,250
QVC, Inc.,
Sr. Sec’d. Notes	4.375	03/15/23	2,000	1,985,012
Sr. Sec’d. Notes	5.125	07/02/22	1,800	1,886,308
Sr. Sec’d. Notes, 144A	7.500	10/01/19	525	556,227
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20	3,500	3,788,750
Service Corp. International,
Sr. Unsec’d. Notes	4.500	11/15/20	2,135	2,092,300
Sr. Unsec’d. Notes	7.000	05/15/19	4,500	4,803,300
West Corp., Gtd. Notes	8.625	10/01/18	1,898	2,026,115

				25,367,381

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric 1.2%
AES Corp., Sr. Unsec’d. Notes	8.000%	10/15/17		1,655	$1,965,312
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42		275	257,730
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950	12/15/22		550	531,737
Calpine Corp.,
Sr. Sec’d. Notes, 144A	7.500	02/15/21		1,324	1,446,470
Sr. Sec’d. Notes, 144A	7.875	07/31/20		1,786	1,957,902
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500	01/15/23		375	355,268
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250	12/01/20		3,100	3,398,375
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250	10/15/21		1,500	1,608,750
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000	09/30/42		50	48,263
Duke Energy Corp., Sr. Unsec’d. Notes	1.625	08/15/17		225	227,023
Entergy Arkansas, Inc., First Mtge.	3.050	06/01/23		450	440,276
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17		75	80,379
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750	03/15/18		950	956,208
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,532,840
NRG Energy, Inc.,
Gtd. Notes(d)	7.625	01/15/18		4,406	4,989,795
Gtd. Notes, 144A(d)	6.250	05/01/24		4,000	4,015,000
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		75	74,595
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42		200	181,850
South Carolina Electric & Gas Co., First Mtge.	4.350	02/01/42		130	131,872
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	125	194,844
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	200	302,153
Westar Energy, Inc., First Mtge.	4.100	04/01/43		325	316,884

					25,013,526

Energy - Integrated 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846	05/05/17		150	152,876
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450	09/15/42		1,070	1,036,308
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A	5.375	01/26/19		1,540	1,582,350
Gtd. Notes, 144A	7.250	12/12/21		3,750	4,096,875

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	2,250	$2,351,756
Rosneft Finance SA (Russia), Gtd. Notes, MTN, 144A	6.625	03/20/17	180	186,525
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22	4,600	4,519,500

				13,926,190

Energy - Other 1.2%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19	900	1,019,250
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	6.375	09/15/17	4,460	5,153,521
Sr. Unsec’d. Notes	6.450	09/15/36	750	926,709
Cameron International Corp.,
Sr. Unsec’d. Notes	1.166(a)	06/02/14	125	125,071
Sr. Unsec’d. Notes	3.600	04/30/22	450	451,288
Sr. Unsec’d. Notes	4.500	06/01/21	340	365,591
Sr. Unsec’d. Notes	5.950	06/01/41	100	113,027
Continental Resources, Inc., Gtd. Notes	5.000	09/15/22	2,240	2,368,800
Denbury Resources, Inc., Gtd. Notes	5.500	05/01/22	2,000	2,022,500
Devon Energy Corp., Sr. Unsec’d. Notes	1.875	05/15/17	75	76,213
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	3,100	3,301,739
Nabors Industries, Inc.,
Gtd. Notes	4.625	09/15/21	240	251,850
Gtd. Notes	6.150	02/15/18	80	90,427
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21	500	533,670
Sr. Unsec’d. Notes	5.250	11/15/43	395	429,446
Sr. Unsec’d. Notes	6.000	03/01/41	1,390	1,637,510
Noble Holding International Ltd., Gtd. Notes	2.500	03/15/17	25	25,518
Phillips 66, Gtd. Notes	2.950	05/01/17	25	26,150
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	3.950	07/15/22	2,536	2,614,938
Sr. Unsec’d. Notes	7.500	01/15/20	610	747,275
Plains Exploration & Production Co., Gtd. Notes	6.500	11/15/20	600	662,250
Schlumberger Norge AS, Gtd. Notes, 144A	1.250	08/01/17	1,200	1,192,670
Transocean, Inc., Gtd. Notes	2.500	10/15/17	150	152,566
Weatherford International Ltd., Gtd. Notes	6.750	09/15/40	1,125	1,358,701

				25,646,680

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food & Beverage 1.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	600	$570,390
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	2.500	07/15/22	200	189,728
Gtd. Notes	8.200	01/15/39	250	383,957
ARAMARK Corp., Gtd. Notes	5.750	03/15/20	1,600	1,678,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16	3,380	3,806,725
BFF International Ltd. (Brazil), Gtd. Notes, RegS	7.250	01/28/20	525	601,125
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950	05/22/23	525	481,687
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750	10/01/18	950	998,792
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100	03/15/18	225	225,325
Constellation Brands, Inc.,
Gtd. Notes	6.000	05/01/22	450	499,500
Gtd. Notes	7.250	09/01/16	550	618,750
Cott Beverages, Inc., Gtd. Notes	8.125	09/01/18	7,057	7,462,777
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000	10/01/23	1,050	1,114,866
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,505,000; purchased 04/01/14)(c)	8.250	01/29/18	1,400	1,498,000
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes	2.250	06/05/17	50	51,257
Sr. Unsec’d. Notes	6.125	08/23/18	160	187,198
Sr. Unsec’d. Notes	6.500	02/09/40	1,020	1,288,793
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250	02/10/22	250	283,750
Molson Coors Brewing Co., Gtd. Notes	2.000	05/01/17	50	50,767
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625	04/14/18	2,000	2,197,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875	08/01/21	2,400	2,523,000
Stater Brothers Holdings, Inc.,
Gtd. Notes	7.375	11/15/18	1,006	1,065,354
Gtd. Notes	7.750	04/15/15	125	125,563
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875	12/15/17	7,155	7,798,950
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	340	374,018

				36,075,772

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 0.2%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.875%	08/15/18	100	$106,500
MGM Resorts International,
Gtd. Notes	6.625	12/15/21	1,000	1,100,300
Gtd. Notes(d)	7.625	01/15/17	500	568,750
Pinnacle Entertainment, Inc., Gtd. Notes	8.750	05/15/20	1,400	1,530,200

				3,305,750

Healthcare & Pharmaceutical 2.1%
Actavis, Inc.,
Sr. Unsec’d. Notes	1.875	10/01/17	1,850	1,865,956
Sr. Unsec’d. Notes	4.625	10/01/42	75	72,965
Amgen, Inc.,
Sr. Unsec’d. Notes	2.125	05/15/17	125	128,076
Sr. Unsec’d. Notes(d)	5.375	05/15/43	610	665,115
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000	09/18/42	130	123,012
Celgene Corp., Sr. Unsec’d. Notes	1.900	08/15/17	50	50,712
CHS/Community Health Systems, Inc.,
Gtd. Notes	8.000	11/15/19	2,300	2,515,625
Sr. Sec’d. Notes(d)	5.125	08/15/18	150	157,688
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	3,024	3,092,040
Express Scripts Holding Co., Gtd. Notes	2.100	02/12/15	50	50,575
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41	145	170,925
GlaxoSmithKline Capital, Inc., Gtd. Notes(e)	6.375	05/15/38	730	942,418
HCA, Inc.,
Gtd. Notes	5.875	05/01/23	2,000	2,035,000
Gtd. Notes	8.000	10/01/18	4,500	5,338,125
Sr. Sec’d. Notes	4.750	05/01/23	3,400	3,340,500
Sr. Sec’d. Notes(d)	5.875	03/15/22	3,425	3,673,312
Sr. Unsec’d. Notes	7.190	11/15/15	100	108,000
Sr. Unsec’d. Notes, MTN	9.000	12/15/14	200	208,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750	08/23/22	25	25,038
Medco Health Solutions, Inc., Gtd. Notes	7.125	03/15/18	1,000	1,185,776
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150	05/18/43	2,650	2,601,362
Mylan, Inc.,
Gtd. Notes	2.600	06/24/18	1,200	1,214,078
Gtd. Notes, 144A	6.000	11/15/18	550	578,782

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Pfizer, Inc., Sr. Unsec’d. Notes(e)	4.300%	06/15/43	2,350	$2,311,281
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000	03/01/39	550	769,803
Sanofi (France), Sr. Unsec’d. Notes	1.250	04/10/18	925	911,297
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	2,750	2,636,563
Sr. Sec’d. Notes	6.250	11/01/18	600	660,300
Sr. Unsec’d. Notes	8.125	04/01/22	1,700	1,887,000
Valeant Pharmaceuticals International,
Gtd. Notes, 144A	6.750	08/15/18	3,570	3,864,525
Gtd. Notes, 144A(d)	6.875	12/01/18	500	527,500
Zoetis, Inc., Sr. Unsec’d. Notes(d)	4.700	02/01/43	975	987,065

				44,699,164

Healthcare Insurance 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	450	432,130
Sr. Unsec’d. Notes	4.125	11/15/42	325	307,989
Sr. Unsec’d. Notes	4.500	05/15/42	530	533,278
Cigna Corp., Sr. Unsec’d. Notes	5.375	02/15/42	350	390,093
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950	03/15/17	320	361,232
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(d)	3.950	10/15/42	175	162,002
Sr. Unsec’d. Notes	4.375	03/15/42	1,055	1,043,935
WellPoint, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43	400	403,738
Sr. Unsec’d. Notes	5.100	01/15/44	1,925	2,053,665

				5,688,062

Insurance 1.6%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500	08/01/16	100	113,329
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500	06/15/43	175	178,700
American International Group, Inc.,
Sr. Unsec’d. Notes	6.400	12/15/20	4,490	5,419,879
Sr. Unsec’d. Notes, MTN	5.450	05/18/17	2,190	2,449,710
Aon Corp. (United Kingdom), Gtd. Notes	3.125	05/27/16	110	114,577
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750	12/01/14	500	515,009
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)(e)	4.500	02/11/43	740	744,643

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300%	04/15/43	1,062	$1,021,031
Sr. Unsec’d. Notes	5.125	04/15/22	205	230,228
Sr. Unsec’d. Notes	5.950	10/15/36	215	253,322
Sr. Unsec’d. Notes	6.100	10/01/41	280	342,491
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	1,975	2,027,859
Gtd. Notes, 144A	4.950	05/01/22	75	80,907
Gtd. Notes, 144A	6.500	05/01/42	1,530	1,860,336
Sr. Unsec’d. Notes, 144A	6.700	08/15/16	115	128,895
Lincoln National Corp.,
Sr. Unsec’d. Notes	4.200	03/15/22	70	73,893
Sr. Unsec’d. Notes	6.300	10/09/37	175	215,056
Sr. Unsec’d. Notes	7.000	06/15/40	3,290	4,420,704
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,020	2,188,074
Sr. Unsec’d. Notes	5.000	03/30/43	125	127,487
Sr. Unsec’d. Notes	7.125	09/30/19	630	759,848
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375	12/01/41	320	355,796
MetLife, Inc.,
Sr. Unsec’d. Notes	3.048	12/15/22	225	221,301
Sr. Unsec’d. Notes(d)	4.125	08/13/42	140	133,784
Sr. Unsec’d. Notes	4.368	09/15/23	2,025	2,175,214
Sr. Unsec’d. Notes	4.875	11/13/43	540	572,835
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500	01/10/18	725	717,777
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000(a)	10/18/42	200	211,000
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	200	243,990
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	937,559
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250	12/06/42	795	756,958
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39	640	848,220
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	1,435	1,514,968
Sr. Unsec’d. Notes	5.375	09/15/20	1,500	1,651,834

				33,607,214

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.3%
Carnival Corp.,
Gtd. Notes	1.200%	02/05/16	950	$955,624
Gtd. Notes	1.875	12/15/17	425	426,499
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	115	117,918
Sr. Unsec’d. Notes	3.250	09/15/22	75	73,448
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	6.750	05/15/18	150	176,417
Sr. Unsec’d. Notes	7.150	12/01/19	550	654,471
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500	03/01/18	275	277,444
Sr. Unsec’d. Notes	2.950	03/01/17	3,820	3,956,225
Sr. Unsec’d. Notes	4.250	03/01/22	475	482,759

				7,120,805

Media & Entertainment 2.6%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	1,150	1,361,876
Gtd. Notes	6.150	02/15/41	1,550	1,868,533
Gtd. Notes	8.000	10/17/16	100	116,240
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	3,450	3,967,500
AMC Networks, Inc.,
Gtd. Notes	4.750	12/15/22	1,270	1,266,825
Gtd. Notes	7.750	07/15/21	7,212	8,077,440
CBS Corp.,
Gtd. Notes (original cost $49,429; purchased 06/11/12)(b)(c)	1.950	07/01/17	50	50,840
Gtd. Notes (original cost $366,580; purchased 01/02/13)(b)(c)	4.850	07/01/42	350	345,704
Gtd. Notes (original cost $295,244; purchased 08/29/12)(b)(c)	8.875	05/15/19	220	283,699
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125	08/01/18	4,153	4,412,562
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	135	143,775
Gtd. Notes	6.500	11/15/22	365	390,550
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(d)	7.000	10/15/20	2,270	2,031,650

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	5.500%	08/01/23	2,000	$1,957,500
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	2,500	2,737,500
LIN Television Corp., Gtd. Notes	8.375	04/15/18	675	712,125
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A	6.000	07/18/20	2,325	2,540,063
Gtd. Notes, 144A	6.375	07/28/17	750	829,688
Nielsen Finance LLC / Nielsen Finance Co. (Netherlands),
Gtd. Notes, 144A	5.000	04/15/22	1,250	1,253,125
Gtd. Notes	7.750	10/15/18	3,500	3,723,125
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125	06/01/18	6,500	6,890,000
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000	09/15/19	2,525	2,616,531
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17	2,400	2,481,000
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	1,750	2,081,193
Vail Resorts, Inc., Gtd. Notes	6.500	05/01/19	950	999,875
Viacom, Inc.,
Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875	06/15/43	380	374,417
Sr. Unsec’d. Notes (original cost $250,635; purchased 01/02/13)(b)(c)	4.500	02/27/42	250	235,223
Sr. Unsec’d. Notes (original cost $799,792; purchased 08/12/13)(b)(c)	5.850	09/01/43	805	904,727
Sr. Unsec’d. Notes (original cost $117,747; purchased 07/17/12)(b)(c)	6.250	04/30/16	100	110,679

				54,763,965

Metals 1.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	4.250	08/05/15	475	488,063
Sr. Unsec’d. Notes	6.125	06/01/18	500	548,125
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS	12.500	07/08/15	1,900	1,971,250

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,700	$1,837,572
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125	12/15/20	2,375	2,380,937
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	6.750	02/15/20	891	899,910
Gtd. Notes, 144A	7.000	02/15/21	891	903,251
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000	04/01/17	5,700	5,999,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150	03/01/17	50	50,751
GrafTech International Ltd., Gtd. Notes	6.375	11/15/20	3,000	3,067,500
Peabody Energy Corp.,
Gtd. Notes(d)	6.000	11/15/18	100	106,250
Gtd. Notes(d)	6.250	11/15/21	400	406,000
PT Adaro Indonesia (Indonesia), Gtd. Notes, RegS	7.625	10/22/19	2,030	2,136,575
Southern Copper Corp.,
Sr. Unsec’d. Notes	6.750	04/16/40	375	398,872
Sr. Unsec’d. Notes	7.500	07/27/35	800	909,314
Teck Resources Ltd. (Canada),
Gtd. Notes	2.500	02/01/18	100	101,031
Gtd. Notes	3.000	03/01/19	125	125,971
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000	01/31/19	1,000	996,250
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A	2.050	10/23/15	1,675	1,695,624
Gtd. Notes, 144A	2.700	10/25/17	350	355,190
Gtd. Notes, 144A	2.850	11/10/14	50	50,413

				25,428,099

Non-Captive Finance 0.8%
CIT Group, Inc.,
Sr. Unsec’d. Notes	3.875	02/19/19	2,800	2,831,500
Sr. Unsec’d. Notes	5.000	05/15/17	3,000	3,206,250
Sr. Unsec’d. Notes	5.250	03/15/18	4,700	5,040,750
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.300	04/27/17	100	103,138
Sr. Unsec’d. Notes, MTN	3.100	01/09/23	295	291,939
Sr. Unsec’d. Notes, MTN	5.875	01/14/38	550	658,493

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes, MTN(e)	6.875%	01/10/39	1,085	$1,454,573
Sub. Notes	5.300	02/11/21	450	509,177
International Lease Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/15/16	25	26,906
Sr. Unsec’d. Notes	6.250	05/15/19	25	27,594
Sr. Unsec’d. Notes	8.625	09/15/15	90	98,775
NYSE Euronext, Gtd. Notes	2.000	10/05/17	475	482,982
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	5.875	09/25/22	1,114	1,047,536
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875	09/10/15	300	309,000

				16,088,613

Packaging 0.2%
Ball Corp., Gtd. Notes	4.000	11/15/23	500	463,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500	01/15/23	525	501,375
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375	05/15/16	900	996,750
Sealed Air Corp., Gtd. Notes, 144A	8.375	09/15/21	2,550	2,938,875

				4,900,750

Paper 0.3%
Georgia-Pacific LLC,
Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(c)	5.400	11/01/20	35	39,852
Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(c)	7.375	12/01/25	400	510,448
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	610	714,950
Sr. Unsec’d. Notes	9.375	05/15/19	100	131,788
Rock-Tenn Co.,
Gtd. Notes	4.450	03/01/19	35	37,651
Gtd. Notes	4.900	03/01/22	1,190	1,285,516
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	3,647	3,847,585

				6,567,790

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other 1.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	$1,377,034
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150	07/01/23	2,685	2,717,373
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	700	845,843
DCP Midstream LLC,
Sr. Unsec’d. Notes	8.125	08/16/30	3,350	4,351,268
Sr. Unsec’d. Notes, 144A	5.350	03/15/20	1,270	1,373,842
DCP Midstream Operating LP,
Gtd. Notes	2.500	12/01/17	225	230,239
Gtd. Notes	3.250	10/01/15	2,000	2,062,120
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800	11/01/43	125	130,031
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500	04/01/20	750	872,087
Enterprise Products Operating LLC, Gtd. Notes	3.350	03/15/23	2,100	2,068,603
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	3.450	02/15/23	200	191,662
Sr. Unsec’d. Notes	5.000	08/15/42	650	632,616
Sr. Unsec’d. Notes(d)	5.500	03/01/44	595	621,587
Sr. Unsec’d. Notes	7.300	08/15/33	175	217,154
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	115,212
Sr. Unsec’d. Notes	4.250	02/01/21	1,950	2,104,105
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,449,849
NiSource Finance Corp., Gtd. Notes	4.800	02/15/44	450	442,217
ONEOK Partners LP,
Gtd. Notes	2.000	10/01/17	800	806,750
Gtd. Notes	6.200	09/15/43	2,175	2,562,835
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	50	51,329
Sunoco Logistics Partners Operations LP, Gtd. Notes(d)	4.950	01/15/43	140	137,035
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125	10/15/21	1,700	1,797,750
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000	07/01/22	75	76,111

				27,234,652

Railroads 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375	09/01/42	180	174,705

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes	4.100%	03/15/44	705	$659,919
Sr. Unsec’d. Notes	7.375	02/01/19	4,000	4,898,096
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	1,300	1,763,930
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.300	06/15/42	600	595,071
Sr. Unsec’d. Notes	6.250	05/01/34	207	251,312

				8,343,033

Real Estate Investment Trusts 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750	02/15/19	600	643,500
Digital Realty Trust LP, Gtd. Notes(d)	4.500	07/15/15	1,300	1,343,686
Felcor Lodging LP,
Sr. Sec’d. Notes	5.625	03/01/23	1,050	1,063,125
Sr. Sec’d. Notes	10.000	10/01/14	66	68,063
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	100	101,137
Omega Healthcare Investors, Inc., Gtd. Notes	7.500	02/15/20	500	540,000
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18	200	198,140
Sr. Unsec’d. Notes	5.500	11/15/15	50	53,380
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	1,965	2,014,125
Simon Property Group LP,
Sr. Unsec’d. Notes	6.125	05/30/18	60	69,809
Sr. Unsec’d. Notes, 144A	1.500	02/01/18	700	691,666
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000	02/15/18	150	150,635

				6,937,266

Retailers 0.9%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000	03/15/19	475	494,000
CVS Caremark Corp.,
Sr. Unsec’d. Notes(d)	5.300	12/05/43	475	532,062
Sr. Unsec’d. Notes	5.750	05/15/41	700	831,021
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20	3,450	3,567,921
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43	700	682,719

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		7,975	$8,383,719
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000	09/15/43		900	976,764
Macy’s Retail Holdings, Inc.,
Gtd. Notes	3.875	01/15/22		125	129,812
Gtd. Notes	4.300	02/15/43		755	704,117
Gtd. Notes	5.900	12/01/16		43	47,689
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.548(a)	08/01/19	EUR	1,650	2,329,137
Walgreen Co., Sr. Unsec’d. Notes	1.800	09/15/17		150	151,599

					18,830,560

Technology 2.9%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/18		1,400	1,435,602
Sr. Unsec’d. Notes	3.375	11/01/15		50	51,729
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500	03/01/21		600	546,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13 - 12/06/13)(b)(c)	7.250	08/01/18		6,350	6,969,125
CDW LLC/CDW Finance Corp.,
Gtd. Notes	8.500	04/01/19		6,500	7,109,375
Gtd. Notes	12.535	10/12/17		386	403,370
Sr. Sec’d. Notes	8.000	12/15/18		1,000	1,073,750
Ceridian Corp.,
Gtd. Notes (original cost $1,036,250; purchased 03/14/13)(b)(c)	11.250	11/15/15		1,000	1,012,500
Sr. Sec’d. Notes, 144A (original cost $1,177,500; purchased 05/01/13)(b)(c)	8.875	07/15/19		1,000	1,138,750
CommScope, Inc., Gtd. Notes, 144A	8.250	01/15/19		3,999	4,328,917
Fidelity National Information Services, Inc., Gtd. Notes	7.875	07/15/20		1,400	1,498,787
First Data Corp.,
Gtd. Notes	10.625	06/15/21		2,400	2,721,000
Gtd. Notes	12.625	01/15/21		700	840,000
Sr. Sec’d. Notes, 144A	7.375	06/15/19		2,000	2,145,000
Fiserv, Inc.,
Gtd. Notes	3.125	10/01/15		1,059	1,092,461

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Gtd. Notes	3.125%	06/15/16		2,645	$2,755,418
Interactive Data Corp., Gtd. Notes	10.250	08/01/18		2,800	3,015,250
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		1,045	1,037,163
Sr. Unsec’d. Notes	5.625	12/15/20		6,400	6,768,000
NCR Corp.,
Sr. Unsec’d. Notes, 144A	5.875	12/15/21		625	662,500
Sr. Unsec’d. Notes, 144A(d)	6.375	12/15/23		2,100	2,247,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18		4,150	4,144,813
Gtd. Notes, 144A	5.750	02/15/21		1,500	1,586,250
Seagate HDD Cayman, Gtd. Notes, 144A	3.750	11/15/18		1,250	1,293,750
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18		1,150	1,229,695
Tyco Electronics Group SA (Switzerland), Gtd. Notes	6.550	10/01/17		2,750	3,185,509
Xerox Corp.,
Sr. Unsec’d. Notes	1.056(a)	05/16/14		100	100,020
Sr. Unsec’d. Notes	4.250	02/15/15		440	452,796

					60,844,530

Telecommunications 3.1%
AT&T, Inc., Sr. Unsec’d. Notes	5.550	08/15/41		670	715,053
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		2,225	2,176,050
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	5.950	01/15/18		170	194,473
Sr. Unsec’d. Notes	9.625	12/15/30		340	536,320
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17		2,035	2,200,344
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22		3,325	3,374,875
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A	8.250	09/01/17		1,000	1,037,550
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		275	292,875
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	350	585,114
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-5/11/11)(b)(c)	7.082	06/01/16		120	133,619

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12-10/17/12)(b)(c)	7.995%	06/01/36	240	$256,466
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375	07/29/20	3,000	3,240,000
Qwest Corp., Sr. Unsec’d. Notes	7.500	10/01/14	40	41,029
SBA Telecommunications, Inc., Gtd. Notes	8.250	08/15/19	3,000	3,168,000
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500	04/15/20	5,900	5,914,750
Sprint Capital Corp., Gtd. Notes(d)	6.900	05/01/19	4,100	4,499,750
Sprint Communications, Inc.,
Gtd. Notes, 144A	9.000	11/15/18	5,000	6,093,750
Sr. Unsec’d. Notes	6.000	12/01/16	1,900	2,080,500
Sr. Unsec’d. Notes	9.125	03/01/17	1,500	1,775,625
Sprint Corp., Gtd. Notes, 144A	7.125	06/15/24	1,250	1,312,500
T-Mobile USA, Inc., Gtd. Notes	6.464	04/28/19	3,850	4,081,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	1,300	1,278,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	6.400	09/15/33	3,325	4,009,255
Sr. Unsec’d. Notes	6.550	09/15/43	10,900	13,445,085
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18	1,300	1,392,625

				63,835,483

Tobacco 0.5%
Altria Group, Inc.,
Gtd. Notes	4.000	01/31/24	1,550	1,578,909
Gtd. Notes	9.950	11/10/38	314	512,403
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	925	922,697
Lorillard Tobacco Co.,
Gtd. Notes	2.300	08/21/17	475	484,801
Gtd. Notes	3.500	08/04/16	235	247,761
Gtd. Notes	3.750	05/20/23	2,850	2,740,229
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.500	08/22/22	200	190,459
Sr. Unsec’d. Notes	4.875	11/15/43	2,550	2,713,728

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	47

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Reynolds American, Inc.,
Gtd. Notes	3.250%	11/01/22	400	$381,705
Gtd. Notes	6.750	06/15/17	115	132,585

				9,905,277

TOTAL CORPORATE BONDS (cost $870,602,917)				882,280,019

MORTGAGE-BACKED SECURITIES 0.2%
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.641(a)	02/25/37	489	492,190
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.736(a)	07/25/35	530	538,063
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.486(a)	12/25/33	1,778	1,765,809
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.112(a)	10/25/33	911	968,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.613(a)	12/25/34	453	462,510

TOTAL MORTGAGE-BACKED SECURITIES (cost $4,217,702)				4,226,726

MUNICIPAL BONDS 1.3%

California 0.1%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49	550	722,722
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574	07/01/45	585	787,217
University of California, BABs, Revenue Bonds	5.770	05/15/43	390	466,963

				1,976,902

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	1,190	1,495,652

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	438,106

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	200	$238,612

New York 0.5%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	67,986
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	498,392
New York City Water & Sewer System, Revenue Bonds, Series EE	5.000	06/15/47	5,975	6,404,184
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	100	96,779
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000	12/15/41	2,400	2,658,816

				9,726,157

Ohio 0.2%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000	02/15/48	4,050	4,293,445
Ohio State University, Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	178,886

				4,472,331

Pennsylvania 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series C	5.000	12/01/43	1,550	1,649,494

Puerto Rico 0.3%
Commonwealth of Puerto Rico, Series A, GO	8.000	07/01/35	2,705	2,502,179
Government Development Bank (Puerto Rico), Taxable, Revenue Bonds, Series A	3.448	02/01/15	4,000	3,900,000

				6,402,179

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	120	123,319

TOTAL MUNICIPAL BONDS (cost $25,984,536)				26,522,752

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	49

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES 2.0%
Autonomous Community of Madrid (Spain),
Sr. Unsec’d. Notes	4.110%	06/23/16	EUR	400	$587,458
Sr. Unsec’d. Notes	4.622	06/23/15	EUR	400	577,137
Sr. Unsec’d. Notes	4.750	03/26/15	EUR	100	143,299
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		3,315	3,040,747
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24		1,350	1,385,437
Comunidad De Madrid, Sr. Unsec’d. Notes	5.650	03/11/16	EUR	454	678,544
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16		2,440	2,562,000
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		2,200	2,178,000
Sr. Unsec’d. Notes, 144A	9.250	04/23/19		1,950	2,237,625
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A	5.750	04/30/43		1,175	1,063,457
Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18		1,680	2,007,600
Sr. Unsec’d. Notes, MTN, 144A	11.750	01/23/15		410	438,602
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	3.000	09/14/22		2,700	2,635,829
Sr. Unsec’d. Notes	3.500	08/22/17		500	525,798
Sr. Unsec’d Notes	8.350	06/18/15	TRY	3,000	1,369,312
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000	09/19/22		950	917,256
Majapahit Holding BV (Indonesia),
Gtd. Notes, 144A	7.750	10/17/16		200	225,000
Gtd. Notes, RegS	7.250	06/28/17		1,500	1,693,125
Gtd. Notes, RegS	7.750	10/17/16		3,203	3,603,375
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes, 144A	6.250	10/21/20		1,055	1,134,125
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.500	11/22/21		540	548,775
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.500	01/30/23		750	710,625
Gtd. Notes	4.875	01/24/22		250	262,438
Gtd. Notes	5.500	06/27/44		2,190	2,146,200
Gtd. Notes	6.500	06/02/41		1,000	1,110,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390	12/02/24		2,200	2,785,750
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.299	05/15/17		325	320,937

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
Sr. Unsec’d. Notes, 144A	7.750%	05/29/18		1,485	$1,507,275
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	950	1,367,892
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875	05/29/18		1,425	1,425,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $42,713,032)					41,188,618

SOVEREIGN BONDS 12.0%
Bank of England Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500	03/21/16		1,000	1,001,080
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	6,100	10,822,253
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, RegS	4.250	07/09/17	EUR	3,500	5,275,735
Sr. Unsec’d. Notes, RegS	8.250	01/15/15		2,500	2,623,750
China Government Bond (China),
Sr. Unsec’d. Notes	2.380	07/19/14	CNY	2,940	469,772
Sr. Unsec’d. Notes, RegS	0.600	08/18/14	CNY	3,000	477,274
Sr. Unsec’d. Notes, RegS	2.560	06/29/17	CNY	7,000	1,113,933
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	01/15/16		70	73,143
Czech Republic International (Czech Republic), Sr. Unsec’d. Notes, MTN, RegS	5.000	06/11/18	EUR	1,000	1,623,890
Denmark Government International Bond (Denmark),
Sr. Unsec’d. Notes, 144A	0.625	05/22/15		500	502,030
Sr. Unsec’d. Notes, RegS	0.625	05/22/15		200	200,796
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,325	2,290,125
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125	05/02/17		1,000	1,004,750
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	101,800	985,788
Unsec’d. Notes, RegS	4.750	04/17/19	EUR	4,700	6,475,372
Series PSI, Bonds, RegS	2.000(f)	02/24/23	EUR	3,350	3,730,863

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	51

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.800%	07/14/15	JPY	304,100	$2,944,774
Sr. Unsec’d. Notes, Series 12RG	5.250(b)	02/01/16	JPY	100,000	958,576
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	4.000	03/25/19		1,940	1,959,400
Sr. Unsec’d. Notes	4.125	02/19/18		3,490	3,594,700
Sr. Unsec’d. Notes(d)	6.375	03/29/21		1,200	1,335,000
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	545	853,113
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	700	822,009
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A	4.875	06/16/16		500	525,000
Unsec’d. Notes, RegS	4.875	06/16/16		1,400	1,470,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS	5.875	03/13/20		4,030	4,412,850
Sr. Unsec’d. Notes, RegS	6.875	03/09/17		506	571,780
Sr. Unsec’d. Notes, RegS	6.875	01/17/18		2,250	2,559,375
Ireland Government Bond (Ireland),
Bonds	4.400	06/18/19	EUR	9,515	15,184,662
Bonds	4.500	04/18/20	EUR	1,160	1,860,731
Bonds	5.900	10/18/19	EUR	1,000	1,709,906
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, MTN	3.750	10/12/15	EUR	1,000	1,445,339
Italy Buoni Poliennali del Tesoro (Italy),
Bonds	4.750	05/01/17	EUR	1,425	2,182,713
Bonds	5.500	11/01/22	EUR	800	1,331,387
Bonds	6.500	11/01/27	EUR	1,610	2,947,587
Bonds	7.250	11/01/26	EUR	400	771,698
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	4.500	01/21/15		1,000	1,028,020
Sr. Unsec’d. Notes	5.250	09/20/16		1,500	1,633,815
Sr. Unsec’d. Notes	6.875	09/27/23		500	617,687
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	190,000	1,943,973
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	415,000	4,213,170
Sr. Unsec’d. Notes, RegS	5.500	12/15/14	JPY	427,000	4,295,014
Sr. Unsec’d. Notes, MTN, RegS	2.500	03/02/15	CHF	1,000	1,150,437
Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	1,200	1,831,245
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	400	750,267
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	30,000	310,644

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Kingdom of Belgium (Belgium),
Notes, 144A	8.875%	12/01/24		1,000	$1,365,127
Notes, MTN	5.000	04/24/18	GBP	1,000	1,862,801
Sr. Unsec’d. Notes, MTN, RegS	2.750	03/05/15		570	581,406
Sr. Unsec’d. Notes, MTN, RegS	2.875	09/15/14		417	420,831
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.750	01/15/15		2,000	2,078,600
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	3.928	06/04/15		1,700	1,749,300
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	5,070	7,069,021
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	3,200	4,875,028
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		3,000	2,895,000
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	1,095,000	1,004,254
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	1.000	02/24/17		1,000	1,002,628
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200	01/30/20		2,165	2,400,444
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.643(g)	05/31/18		484	452,532
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000	11/21/18		3,321	3,404,025
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	7.350	07/21/25		1,000	1,310,000
Sr. Unsec’d. Notes	9.875	02/06/15		1,069	1,146,502
Sr. Unsec’d. Notes, RegS	7.500	10/14/14	EUR	3,959	5,649,759
Sr. Unsec’d. Notes, RegS	9.910	05/05/15	PEN	980	370,728
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	5,360	8,078,668
Sr. Unsec’d. Notes	7.750	01/14/31		1,500	2,062,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, RegS	1.050	11/08/17	JPY	200,000	1,989,002
Sr. Unsec’d. Notes, RegS	2.340	11/13/14	JPY	100,000	988,531
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500	03/25/15		9,355	9,530,406
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS	3.850	04/15/21	EUR	120	174,685
Sr. Unsec’d. Notes, RegS	4.450	06/15/18	EUR	700	1,055,497

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	53

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	6,070	$9,298,679
Sr. Unsec’d. Notes, RegS	4.800	06/15/20	EUR	850	1,307,979
Sr. Unsec’d. Notes, RegS	4.950	10/25/23	EUR	500	769,892
Sr. Unsec’d. Notes, RegS	6.400	02/15/16	EUR	600	908,574
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750	01/20/42		1,500	1,653,750
Republic of Armenia, Sr. Unsec’d. Notes, 144A	6.000	09/30/20		3,550	3,634,312
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes	4.875	01/22/21		2,575	2,781,000
Sr. Unsec’d. Notes	5.625	01/07/41		700	726,250
Sr. Unsec’d. Notes	7.125	01/20/37		650	796,250
Sr. Unsec’d. Notes	8.250	01/20/34		1,130	1,525,500
Republic of Columbia (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		1,115	1,457,862
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250	02/22/17		2,300	2,495,500
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750(f)	11/01/24		4,258	4,310,919
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS	5.000	03/18/15	EUR	3,400	4,874,057
Sr. Unsec’d. Notes, MTN, 144A	4.875	01/22/24		620	651,000
Slovakia Government Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.625	01/19/17	EUR	1,000	1,538,291
Slovakia Government International Bond (Slovak Republic),
Sr. Unsec’d. Notes, 144A	4.375	05/21/22		500	527,235
Sr. Unsec’d. Notes, RegS	4.375	05/21/22		2,800	2,952,516
Slovenia Government Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.375	02/06/19	EUR	1,200	1,813,651
Slovenia Government International Bond (Slovenia),
Bonds, 144A	4.125	02/18/19		1,000	1,030,000
Bonds, 144A	5.850	05/10/23		3,000	3,262,500
Sr. Unsec’d. Notes, 144A(d)	4.750	05/10/18		2,500	2,646,875
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		2,400	2,541,000
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500	04/05/16	EUR	1,500	2,203,281
Spain Government Bond (Spain), Bonds	5.850	01/31/22	EUR	6,665	11,375,994

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		8,500	$9,080,380
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	1.000	06/03/14		700	700,490
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.125	05/18/20	EUR	1,850	2,807,082
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	900	1,404,689
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875	01/19/16	EUR	100	150,805

TOTAL SOVEREIGN BONDS (cost $238,150,455)					250,629,014

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.(h)	1.750	05/30/19		140	139,744
Federal Home Loan Mortgage Corp.(h)	2.375	01/13/22		560	551,529

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $681,914)					691,273

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds(h)	3.750	11/15/43		3,830	4,041,248
U.S. Treasury Notes(e)	1.625	03/31/19		4,440	4,432,021
U.S. Treasury Notes	1.625	04/30/19		22,420	22,360,453
U.S. Treasury Notes(e)(h)	2.375	02/28/15		9,400	9,577,716
U.S. Treasury Notes(e)(h)	2.750	02/15/24		5,028	5,071,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,360,517)					45,483,433

TOTAL LONG-TERM INVESTMENTS (cost $2,031,673,057)					2,050,804,366

			Shares
SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MONEY MARKET MUTUAL FUND 3.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $67,668,400; includes $48,248,012 of cash collateral for securities on loan)(i)				67,668,400	67,668,400

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	55

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* 0.2%

Call Options
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	24,320	$788,520
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	40,530	1,314,092
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	40,530	1,306,378

TOTAL OPTIONS PURCHASED (cost $2,940,506)			3,408,990

TOTAL SHORT-TERM INVESTMENTS (cost $70,608,906)			71,077,390

TOTAL INVESTMENTS 101.3% (cost $2,102,281,963; Note 5)			2,121,881,756
Liabilities in excess of other assets(j) (1.3)%			(26,919,453)

NET ASSETS 100.0%			$2,094,962,303

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BRL—Brazilian Real

BUBOR—Budapest Interbank Offered Rate

BZDIOVER—Brazil Cetip Interbank Deposit Overnight Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CHF—Swiss Franc

See Notes to Financial Statements.

56

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CMBS—Collateralized Mortgage-Backed Security

CNH—Chinese Renminbi

CNY—Chinese Yuan

COLIBOR—Columbia Interbank Offered Rate

COP—Colombian Peso

CZK—Czech Republic Koruna

DKK—Danish Krone

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

ILS—Israeli New Shekel

INR—Indian Rupee

IO—Interest Only

ITL—Italian Lira

JIBAR—Johannesburg Interbank Agreed Rate

JPY—Japanese Yen

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MosPrime—Moscow Prime Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

OIS—Overnight Index Swap

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TELBOR—Tel Aviv Interbank Offered Rate

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

WIBOR—Warsaw Interbank Offered Rate

ZAR—South African Rand

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	57

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $21,491,741. The aggregate value of $21,925,765, is approximately 1.0% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,127,070; cash collateral of $48,248,012 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents step coupon bond. Rate shown reflects the rate in effect at April 30, 2014.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
1,850	5 Year U.S. Treasury Notes	Jun. 2014	$220,043,697	$220,988,281	$944,584
	Short Positions:
638	2 Year U.S. Treasury Notes	Jun. 2014	140,017,492	140,280,250	(262,758)
285	2 Year U.S. Treasury Notes	Sep. 2014	62,467,503	62,490,703	(23,200)
1,019	10 Year U.S. Treasury Notes	Jun. 2014	126,534,557	126,785,890	(251,333)
38	Euro-Bond	Jun. 2014	7,488,339	7,620,033	(131,694)
395	U.S. Long Bond	Jun. 2014	52,663,470	53,300,312	(636,842)
156	U.S. Ultra Bond	Jun. 2014	22,889,705	22,975,875	(86,170)

					(1,391,997)

					$(447,413)

(1)	Cash of $1,050,000 and Federal Home Loan Mortgage Corp. and U.S. Treasury Notes with a market value of $2,160,635 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of April 30, 2014.

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	10,675	$9,974,060	$9,863,458	$(110,602)
Expiring 07/15/14	Citigroup Global Markets	AUD	5,600	5,203,579	5,174,331	(29,248)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	4,480	4,172,000	4,139,373	(32,627)
Brazilian Real,
Expiring 05/09/14	Goldman Sachs & Co.	BRL	3,585	1,584,171	1,603,255	19,084
Expiring 07/01/14	Citigroup Global Markets	BRL	7,095	3,128,300	3,122,852	(5,448)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	6,352	10,661,613	10,716,708	55,095
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	8,525	14,326,925	14,383,386	56,461
Canadian Dollar,
Expiring 07/15/14	JPMorgan Chase	CAD	6,911	6,254,900	6,294,032	39,132
Expiring 07/15/14	Toronto Dominion	CAD	13,567	12,255,312	12,355,188	99,876
Chilean Peso,
Expiring 05/30/14	Citigroup Global Markets	CLP	3,438,985	6,252,700	6,072,780	(179,920)
Chinese Renminbi
Expiring 07/14/14	UBS Securities	CNH	29,296	4,707,073	4,664,505	(42,568)
Expiring 07/14/14	Citigroup Global Markets	CNH	9,424	1,514,181	1,500,464	(13,717)
Expiring 07/14/14	Deutsche Bank AG	CNH	25,393	4,079,970	4,043,008	(36,962)
Expiring 07/14/14	Goldman Sachs & Co.	CNH	102,390	16,452,218	16,302,649	(149,569)
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	24,328	3,909,382	3,873,530	(35,852)
Expiring 07/14/14	JPMorgan Chase	CNH	74,401	11,954,227	11,846,120	(108,107)
Colombian Peso,
Expiring 07/08/14	Citigroup Global Markets	COP	12,231,339	6,224,600	6,272,891	48,291
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	1,054	1,460,500	1,461,820	1,320
Expiring 07/28/14	Citigroup Global Markets	EUR	657	907,477	911,046	3,569
Expiring 07/28/14	Citigroup Global Markets	EUR	827	1,145,450	1,147,398	1,948
Expiring 07/28/14	Citigroup Global Markets	EUR	906	1,251,600	1,256,638	5,038
Expiring 07/28/14	Citigroup Global Markets	EUR	1,319	1,823,476	1,829,306	5,830
Expiring 07/28/14	Goldman Sachs & Co.	EUR	12,789	17,737,500	17,739,143	1,643
Expiring 07/28/14	Goldman Sachs & Co.	EUR	15,248	21,068,800	21,150,354	81,554
Hungarian Forint,
Expiring 07/24/14	JPMorgan Chase	HUF	4,758,797	21,303,595	21,425,641	122,046
Indian Rupee,
Expiring 11/03/14	UBS Securities	INR	260,627	4,170,700	4,153,823	(16,877)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	2,640,823	$25,821,566	$25,845,039	$23,473
Malaysian Ringgit,
Expiring 07/10/14	UBS Securities	MYR	20,259	6,252,700	6,170,756	(81,944)
Expiring 07/10/14	UBS Securities	MYR	20,354	6,224,600	6,199,904	(24,696)
Mexican Peso,
Expiring 07/22/14	JPMorgan Chase	MXN	320,848	24,311,259	24,356,252	44,993
New Taiwanese Dollar,
Expiring 05/27/14	UBS Securities	TWD	94,200	3,128,000	3,121,589	(6,411)
Expiring 05/27/14	UBS Securities	TWD	308,781	10,233,004	10,232,377	(627)
Expiring 05/27/14	UBS Securities	TWD	311,975	10,328,600	10,338,236	9,636
New Zealand Dollar,
Expiring 07/15/14	Credit Suisse First Boston Corp.	NZD	7,319	6,260,300	6,268,794	8,494
Expiring 07/15/14	JPMorgan Chase	NZD	9,137	7,867,311	7,826,328	(40,983)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,019	6,464,300	6,804,058	339,758
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	116,240	19,365,918	19,486,218	120,300
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	24,990	8,894,134	8,815,565	(78,569)
Philippine Peso,
Expiring 06/09/14	UBS Securities	PHP	278,169	6,267,900	6,235,422	(32,478)
Expiring 09/17/14	UBS Securities	PHP	176,128	3,928,800	3,937,393	8,593
Expiring 09/17/14	UBS Securities	PHP	176,957	3,937,200	3,955,934	18,734
Polish Zloty,
Expiring 07/24/14	Barclays Capital Group	PLN	26,506	8,686,561	8,706,376	19,815
Romanian Leu,
Expiring 07/24/14	Hong Kong & Shanghai Bank	RON	30,138	9,264,719	9,374,768	110,049
Russian Ruble,
Expiring 07/17/14	Goldman Sachs & Co.	RUB	10,464	286,522	287,549	1,027
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	33,256	26,541,093	26,526,612	(14,481)
South African Rand,
Expiring 07/25/14	JPMorgan Chase	ZAR	114,724	10,660,100	10,750,294	90,194
South Korean Won,
Expiring 07/10/14	Citigroup Global Markets	KRW	6,421,018	6,044,904	6,190,510	145,606
Expiring 07/10/14	UBS Securities	KRW	3,228,096	3,128,000	3,112,211	(15,789)

See Notes to Financial Statements.

60

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 07/24/14	Bank of America	SEK	4,127	$626,740	$633,749	$7,009
Expiring 07/24/14	Citigroup Global Markets	SEK	13,741	2,086,000	2,110,294	24,294
Expiring 07/24/14	Citigroup Global Markets	SEK	27,478	4,172,000	4,219,940	47,940
Expiring 07/24/14	Citigroup Global Markets	SEK	40,932	6,259,500	6,286,236	26,736
Expiring 07/24/14	Deutsche Bank AG	SEK	94,897	14,393,500	14,573,890	180,390
Expiring 07/24/14	Goldman Sachs & Co.	SEK	41,174	6,254,900	6,323,431	68,531
Swiss Franc,
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	7,341	8,342,200	8,347,075	4,875
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	12,709	14,379,948	14,450,530	70,582
Expiring 07/24/14	Goldman Sachs & Co.	CHF	5,513	6,254,900	6,268,732	13,832
Thai Baht,
Expiring 11/18/14	Barclays Capital Group	THB	167,794	5,114,900	5,140,868	25,968
Turkish Lira,
Expiring 07/25/14	Deutsche Bank AG	TRY	13,672	6,254,900	6,328,896	73,996
Expiring 07/25/14	Goldman Sachs & Co.	TRY	6,825	3,128,300	3,159,546	31,246

				$484,689,588	$485,689,071	$999,483

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	AUD	21,005	$19,399,900	$19,407,822	$(7,922)
Expiring 07/15/14	JPMorgan Chase	AUD	6,789	6,254,900	6,273,300	(18,400)
Expiring 07/15/14	JPMorgan Chase	AUD	6,781	6,260,300	6,265,719	(5,419)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	4,815	8,070,054	8,124,090	(54,036)
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	8,995	8,135,500	8,191,428	(55,928)
Expiring 07/15/14	JPMorgan Chase	CAD	4,611	4,172,000	4,198,770	(26,770)
Chinese Renminbi
Expiring 06/26/14	Barclays Capital Group	CNH	38,459	6,178,000	6,127,873	50,127
Expiring 07/14/14	Barclays Capital Group	CNH	39,154	6,242,658	6,234,112	8,546
Expiring 07/14/14	Barclays Capital Group	CNH	19,627	3,128,000	3,125,044	2,956
Expiring 07/14/14	Citigroup Global Markets	CNH	98,199	15,641,600	15,635,255	6,345

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Czech Koruna,
Expiring 07/24/14	JPMorgan Chase	CZK	102,501	$5,156,380	$5,182,143	$(25,763)
Danish Krone,
Expiring 07/24/14	Hong Kong & Shanghai Bank	DKK	26,279	4,876,521	4,886,502	(9,981)
Euro,
Expiring 07/28/14	Bank of America	EUR	71	98,055	98,646	(591)
Expiring 07/28/14	BNP Paribas	EUR	24,068	33,274,340	33,384,909	(110,569)
Expiring 07/28/14	Citigroup Global Markets	EUR	24,068	33,274,903	33,384,907	(110,004)
Expiring 07/28/14	Credit Suisse First Boston Corp.	EUR	24,068	33,277,118	33,384,907	(107,789)
Expiring 07/28/14	Deutsche Bank AG	EUR	24,068	33,274,446	33,384,907	(110,461)
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	468,106	2,085,000	2,107,567	(22,567)
Expiring 07/24/14	Deutsche Bank AG	HUF	1,878,821	8,342,200	8,459,059	(116,859)
Japanese Yen,
Expiring 07/28/14	Hong Kong & Shanghai Bank	JPY	8,636,398	84,298,659	84,522,143	(223,484)
Mexican Peso,
Expiring 07/25/14	Deutsche Bank AG	MXN	41,356	3,128,300	3,138,727	(10,427)
New Taiwanese Dollar,
Expiring 05/27/14	Barclays Capital Group	TWD	150,527	4,972,000	4,988,172	(16,172)
Expiring 05/27/14	BNP Paribas	TWD	46,122	1,515,183	1,528,396	(13,213)
Expiring 05/27/14	Hong Kong & Shanghai Bank	TWD	204,552	6,759,802	6,778,429	(18,627)
Expiring 05/27/14	UBS Securities	TWD	219,555	7,152,800	7,275,617	(122,817)
New Zealand Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	NZD	16,880	14,393,500	14,458,566	(65,066)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	7,379	6,259,500	6,320,336	(60,836)
Norwegian Krone,
Expiring 07/24/14	JPMorgan Chase	NOK	49,818	8,284,441	8,351,468	(67,027)
Philippine Peso,
Expiring 06/09/14	UBS Securities	PHP	183,958	4,080,700	4,123,586	(42,886)
Expiring 06/09/14	UBS Securities	PHP	168,729	3,708,319	3,782,204	(73,885)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	228,523	6,254,900	6,279,894	(24,994)
Expiring 07/17/14	Citigroup Global Markets	RUB	115,222	3,128,300	3,166,333	(38,033)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	7,870	6,254,900	6,277,351	(22,451)

See Notes to Financial Statements.

62

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 07/25/14	Deutsche Bank AG	ZAR	22,423	$2,086,000	$2,101,142	$(15,142)
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	140,053	21,252,192	21,508,899	(256,707)
Swiss Franc,
Expiring 07/24/14	Goldman Sachs & Co.	CHF	7,189	8,135,500	8,173,841	(38,341)
Thai Baht,
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	167,951	4,951,000	5,145,662	(194,662)
Turkish Lira,
Expiring 07/25/14	Hong Kong & Shanghai Bank	TRY	128,690	59,124,133	59,573,170	(449,037)

				$492,882,004	$495,350,896	$(2,468,892)

						$(1,469,409)

Cross currency exchange contracts outstanding at April 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation (Depreciation)	Counterparty
07/15/14	Buy	CAD	6,864	EUR 4,526	$(26,966)	Bank of America
07/24/14	Buy	HUF	934,173	EUR 3,018	20,088	Citigroup Global Markets
07/25/14	Buy	TRY	9,039	EUR 3,018	(1,452)	Goldman Sachs & Co.
07/25/14	Buy	ZAR	44,619	EUR 3,018	(4,790)	Deutsche Bank AG

					$(13,120)

Forward rate agreements outstanding at April 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
CHF 440,000	07/30/14	(0.023%)	3 Month CHF LIBOR(1)	$(45,169)	$—	$(45,169)	Credit Suisse First Boston Corp.

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	63

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Currency swap agreements outstanding at April 30, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
7,932	3 Month LIBOR	EUR	5,980	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	$(347,317)	$ —	$(347,317)
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(104,452)	—	(104,452)
364	3 Month LIBOR	EUR	280	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(24,012)	—	(24,012)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(11,412)	—	(11,412)
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	(197,854)	—	(197,854)
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	20,293	—	20,293
6,619	3 Month LIBOR	EUR	4,975	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(269,233)	—	(269,233)
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(52,937)	—	(52,937)
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(22,250)	—	(22,250)
1,077	3 Month LIBOR	JPY	100,000	3 Month JPY LIBOR minus 28.00 bps	Citigroup Global Markets	10/05/14	100,158	—	100,158
1,622	3 Month LIBOR	JPY	158,135	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	78,465	—	78,465
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	71,387	—	71,387
6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	(277,631)	—	(277,631)
1,492	3 Month LIBOR	JPY	150,000	3 Month JPY LIBOR minus 19.50 bps	Hong Kong & Shanghai Bank	07/22/14	25,816	—	25,816
1,070	3 Month LIBOR	CHF	1,000	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(63,794)	—	(63,794)
800	3 Month CHF LIBOR minus 13.30 bps	CHF	700	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	6,493	—	6,493
1,800	3 Month LIBOR	EUR	1,350	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(69,901)	—	(69,901)
3,211	3 Month LIBOR	EUR	2,420	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(139,442)	—	(139,442)
2,618	3 Month LIBOR	EUR	2,000	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	04/16/15	(149,241)	—	(149,241)
724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(35,187)	—	(35,187)

See Notes to Financial Statements.

64

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (cont’d.):
1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	$(84,837)	$—	$(84,837)
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	(280,274)	—	(280,274)
1,305	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.25 bps	JPMorgan Chase	04/11/15	(79,034)	—	(79,034)
1,246	3 Month LIBOR	EUR	950	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(69,845)	—	(69,845)
127	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(11,379)	—	(11,379)
1,061	3 Month LIBOR	JPY	105,000	3 Month JPY LIBOR minus 37.00 bps	JPMorgan Chase	04/11/15	36,175	—	36,175
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	(10,412)	(4,000)	(6,412)
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	(19,269)	(6,770)	(12,499)
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	53,893	(11,240)	65,133
256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	58,058	(10,063)	68,121
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	(20,439)	(1,140)	(19,299)
123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	(19,346)	(2,121)	(17,225)
64	3 Month LIBOR plus 432 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	18,493	311	18,182
TRY 10,920	7.70%		5,672	3 Month LIBOR	Barclays Capital Group	07/22/18	(501,258)	—	(501,258)
TRY 11,530	7.71%		5,996	3 Month LIBOR	Barclays Capital Group	07/23/18	(534,377)	—	(534,377)
TRY 40,000	8.68%		19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	357,004	—	357,004
TRY 59,000	8.69%		28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	873,556	—	873,556

							$(1,695,342)	$(35,023)	$(1,660,319)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	65

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	100	02/11/15	0.267%	3 Month LIBOR(1)	$150	$23	$(127)
NZD	70,260	09/01/15	3.858%	3 Month NZD LIBOR(2)	172	(36,633)	(36,805)
EUR	52,000	09/11/15	0.565%	6 Month EURIBOR(1)	380	(159,602)	(159,982)
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	17	17,567	17,550
ZAR	117,200	02/24/16	7.200%	3 Month JIBAR(2)	14	82,510	82,496
ZAR	234,400	03/04/16	7.200%	3 Month JIBAR(2)	53	163,477	163,424
	12,000	09/10/17	0.845%	3 Month LIBOR(2)	—	117,503	117,503
	155,315	08/31/18	1.625%	3 Month LIBOR(2)	84,795	(277,585)	(362,380)
PLN	9,000	09/02/18	4.020%	6 Month WIBOR(2)	59	72,903	72,844
PLN	85,000	09/03/18	3.985%	6 Month WIBOR(2)	165	649,185	649,020
HUF	3,190,000	11/18/18	4.340%	6 Month BUBOR(2)	66	376,323	376,257
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	80	19,775	19,695
	136,750	09/24/20	2.301%	3 Month LIBOR(2)	971	1,249,849	1,248,878
	419,400	02/15/21	2.375%	3 Month LIBOR(2)	361,771	(2,162,746)	(2,524,517)
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	12	1,097	1,085
	7,000	12/12/22	1.675%	3 Month LIBOR(2)	—	499,502	499,502
	24,000	04/03/23	2.015%	3 Month LIBOR(2)	—	1,178,914	1,178,914
	62,775	08/07/23	4.248%	3 Month LIBOR(2)	432	1,259,192	1,258,760
	27,465	08/08/23	4.283%	3 Month LIBOR(2)	274	591,684	591,410
	27,465	08/09/23	4.231%	3 Month LIBOR(2)	274	529,902	529,628
NZD	9,130	08/19/23	4.850%	3 Month NZD LIBOR(2)	180	(8,175)	(8,355)
EUR	10,800	08/26/23	2.216%	3 Month EURIBOR(1)	316	(788,432)	(788,748)
HUF	683,800	09/02/23	6.085%	6 Month BUBOR(2)	25	344,682	344,657
HUF	50,000	09/03/23	5.940%	6 Month BUBOR(2)	2	22,699	22,697
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	965	(1,957,669)	(1,958,634)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	25	(47,636)	(47,661)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	84	(54,298)	(54,382)
AUD	6,500	03/07/29	4.743%	6 Month BBSW(2)	189	111,745	111,556
GBP	8,540	03/06/34	3.963%	6 Month GBP LIBOR(1)	354	(116,324)	(116,678)
	17,000	08/15/39	2.980%	3 Month LIBOR(2)	—	1,302,072	1,302,072
	1,300	12/12/42	2.590%	3 Month LIBOR(2)	23	212,735	212,712

					$451,848	$3,194,239	$2,742,391

See Notes to Financial Statements.

66

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	3,800	08/24/14	0.475%	3 Month LIBOR(1)	$(4,527)	$—	$(4,527)	Citigroup Global Markets
	9,700	12/03/14	0.376%	3 Month LIBOR(1)	(19,226)	—	(19,226)	Citigroup Global Markets
	8,000	01/03/15	0.385%	3 Month LIBOR(1)	(16,571)	—	(16,571)	Citigroup Global Markets
EUR	13,000	05/22/15	0.238%	3 Month EURIBOR(1)	(25,808)	—	(25,808)	Barclays Capital Group
	5,000	08/24/15	0.573%	3 Month LIBOR(1)	(20,262)	—	(20,262)	Citigroup Global Markets
	13,000	12/03/15	0.450%	3 Month LIBOR(1)	(32,645)	—	(32,645)	Citigroup Global Markets
	3,985	12/03/15	0.450%	3 Month LIBOR(1)	(10,007)	—	(10,007)	Citigroup Global Markets
	2,000	04/08/16	2.520%	3 Month LIBOR(1)	(80,545)	—	(80,545)	Citigroup Global Markets
	2,000	04/27/16	2.313%	3 Month LIBOR(1)	(71,549)	—	(71,549)	Citigroup Global Markets
	1,000	05/18/16	2.040%	3 Month LIBOR(1)	(39,275)	—	(39,275)	Citigroup Global Markets
	2,000	06/30/16	1.821%	3 Month LIBOR(1)	(64,618)	—	(64,618)	Citigroup Global Markets
	2,070	08/31/16	0.934%	3 Month LIBOR(2)	15,059	—	15,059	Credit Suisse First Boston Corp.
BRL	2,166	01/01/17	—	1 Day BZDIOVER(2)	(103,290)	—	(103,290)	Citigroup Global Markets
BRL	1,026	01/01/17	—	1 Day BZDIOVER(2)	(32,417)	—	(32,417)	Barclays Capital Group
BRL	73,728	01/01/17	—	1 Day BZDIOVER(2)	(1,133,126)	—	(1,133,126)	Hong Kong & Shanghai Bank
	24,900	02/28/17	0.687%	3 Month LIBOR(1)	130,746	—	130,746	Credit Suisse First Boston Corp.
NZD	130	03/26/17	3.810%	3 Month BBR(2)	(1,076)	—	(1,076)	Hong Kong & Shanghai Bank
	2,500	08/24/17	0.944%	3 Month LIBOR(1)	10,656	—	10,656	Citigroup Global Markets
	125,750	11/30/17	1.170%	3 Month LIBOR(1)	(299,649)	—	(299,649)	Credit Suisse First Boston Corp.
	5,000	12/03/17	0.759%	3 Month LIBOR(1)	70,845	—	70,845	Citigroup Global Markets

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	67

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	19,100	01/02/18	0.839%	3 Month LIBOR(1)	$250,289	$—	$250,289	Citigroup Global Markets
	3,500	01/07/18	0.863%	3 Month LIBOR(2)	(43,590)	—	(43,590)	Barclays Capital Group
	290	04/18/18	0.985%	6 Month LIBOR(1)	5,496	—	5,496	Barclays Capital Group
	3,000	04/22/18	0.865%	3 Month LIBOR(1)	61,070	—	61,070	JPMorgan Chase
EUR	6,700	05/22/18	0.649%	3 Month EURIBOR(1)	(68,641)	—	(68,641)	Barclays Capital Group
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	380,388	—	380,388	Credit Suisse First Boston Corp.
ZAR	119,800	06/25/18	7.420%	3 Month JIBAR(2)	987	—	987	Barclays Capital Group
PLN	56,900	06/28/18	3.736%	6 Month WIBOR(2)	680,189	—	680,189	Citigroup Global Markets
NZD	3,380	08/12/18	4.143%	3 Month BBR(2)	(22,808)	—	(22,808)	Citigroup Global Markets
NZD	2,540	08/13/18	4.160%	3 Month BBR(2)	(15,604)	—	(15,604)	Citigroup Global Markets
NZD	2,540	08/13/18	4.218%	3 Month BBR(2)	(10,451)	—	(10,451)	Barclays Capital Group
	300	09/21/18	1.670%	3 Month LIBOR(1)	(2,052)	—	(2,052)	Goldman Sachs & Co.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	80,334	—	80,334	Deutsche Bank AG
COP	4,480,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	28,740	—	28,740	Hong Kong & Shanghai Bank
ILS	94,400	11/20/18	2.163%	3 Month TELBOR(2)	598,198	—	598,198	Barclays Capital Group
COP	4,480,000	11/20/18	5.290%	1 Day COLIBOR OIS(2)	19,602	—	19,602	Deutsche Bank AG
	11,110	08/15/19	1.231%	3 Month LIBOR(1)	329,199	—	329,199	Credit Suisse First Boston Corp.
	6,620	11/15/19	1.334%	3 Month LIBOR(1)	171,402	—	171,402	Citigroup Global Markets

See Notes to Financial Statements.

68

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	23,800	01/24/20	1.348%	3 Month LIBOR(1)	$743,211	$—	$743,211	Credit Suisse First Boston Corp.
	50,000	02/25/20	1.478%	3 Month LIBOR(1)	1,361,450	—	1,361,450	Bank of America
	112,850	05/15/20	1.762%	3 Month LIBOR(1)	1,078,630	—	1,078,630	Citigroup Global Markets
BRL	20,873	01/01/21	—	1 Day BZDIOVER(2)	154,569	—	154,569	Deutsche Bank AG
	2,000	04/05/21	1.619%	3 Month LIBOR(1)	83,280	—	83,280	Citigroup Global Markets
	1,000	04/19/21	3.514%	3 Month LIBOR(1)	(83,047)	—	(83,047)	Citigroup Global Markets
	1,000	06/30/21	3.078%	3 Month LIBOR(1)	(61,882)	—	(61,882)	Citigroup Global Markets
	700	09/08/21	2.150%	3 Month LIBOR(2)	(7,866)	—	(7,866)	Citigroup Global Markets
	2,000	01/13/22	1.781%	3 Month LIBOR(1)	81,355	—	81,355	Barclays Capital Group
	2,400	08/24/22	1.855%	3 Month LIBOR(1)	116,202	—	116,202	Citigroup Global Markets
NZD	230	09/25/22	3.790%	3 Month BBR(2)	(13,583)	—	(13,583)	Citigroup Global Markets
	15,900	12/03/22	1.661%	3 Month LIBOR(1)	1,041,176	—	1,041,176	Citigroup Global Markets
	3,000	01/02/23	1.773%	3 Month LIBOR(1)	176,647	—	176,647	Citigroup Global Markets
	1,400	02/08/23	2.050%	3 Month LIBOR(1)	55,649	—	55,649	JPMorgan Chase
MXN	164,100	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(1,246,016)	—	(1,246,016)	Barclays Capital Group
RUB	150,000	05/17/23	7.250%	3 Month MosPrime(2)	(345,765)	—	(345,765)	Credit Suisse First Boston Corp.
	2,600	05/20/23	1.997%	3 Month LIBOR(1)	115,205	—	115,205	Credit Suisse First Boston Corp.
RUB	150,000	05/20/23	7.250%	3 Month MosPrime(2)	(346,331)	—	(346,331)	Credit Suisse First Boston Corp.
NZD	3,435	08/12/23	4.648%	3 Month BBR(2)	(32,879)	—	(32,879)	Citigroup Global Markets
NZD	2,495	08/13/23	4.668%	3 Month BBR(2)	(20,645)	—	(20,645)	Citigroup Global Markets
NZD	2,495	08/13/23	4.730%	3 Month BBR(2)	(10,337)	—	(10,337)	Barclays Capital Group

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	69

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
MXN	98,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	$20,318	$—	$20,318	Deutsche Bank AG
MXN	6,100	10/20/23	6.550%	28 Day Mexican Interbank Rate(2)	1,627	—	1,627	Citigroup Global Markets
CLP	910,000	02/27/24	5.240%	6 Month CLICP(2)	30,501	—	30,501	Barclays Capital Group
	2,500	12/03/27	2.170%	3 Month LIBOR(1)	241,276	—	241,276	Citigroup Global Markets
EUR	360	12/13/27	2.065%	3 Month EURIBOR(1)	(4,029)	—	(4,029)	Barclays Capital Group
	460	12/13/27	2.200%	3 Month LIBOR(2)	(43,147)	—	(43,147)	Barclays Capital Group
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	(5,677)	—	(5,677)	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	(7,757)	—	(7,757)	Citigroup Global Markets
	500	01/07/33	2.676%	3 Month LIBOR(1)	41,386	—	41,386	Citigroup Global Markets
	5,000	01/24/33	2.650%	3 Month LIBOR(1)	440,721	—	440,721	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	80,619	—	80,619	Hong Kong & Shanghai Bank
	31,925	08/15/39	3.154%	3 Month LIBOR(1)	1,262,251	—	1,262,251	Citigroup Global Markets
	130	02/16/42	2.766%	3 Month LIBOR(2)	(15,635)	—	(15,635)	Citigroup Global Markets
	170	02/21/42	2.800%	3 Month LIBOR(2)	(19,421)	—	(19,421)	Citigroup Global Markets
	700	08/24/42	2.620%	3 Month LIBOR(1)	105,732	—	105,732	Citigroup Global Markets
	4,765	10/11/42	2.708%	3 Month LIBOR(1)	656,551	—	656,551	Bank of Nova Scotia
	1,400	12/03/42	2.561%	3 Month LIBOR(1)	220,853	—	220,853	Citigroup Global Markets
	2,800	01/02/43	2.715%	3 Month LIBOR(1)	363,578	—	363,578	Citigroup Global Markets
	2,000	01/24/43	2.831%	3 Month LIBOR(1)	217,767	—	217,767	Barclays Capital Group

					$7,142,000	$—	$7,142,000

See Notes to Financial Statements.

70

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.22.V1	06/20/19	1.000%	70,000	$(1,070,178)	$(1,233,026)	$(162,848)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2014(4)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V5	12/20/16	5.000%	76,800	$6,187,227	$5,348,045	$(839,182)
CDX.NA.HY.18.V2	06/20/17	5.000%	14,850	1,365,592	1,168,389	(197,203)

				$7,552,819	$6,516,434	$(1,036,385)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	3,360	$251,553	$140,933	$110,620	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	6,240	467,170	285,133	182,037	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	8,880	664,820	383,567	281,253	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	5,520	413,266	241,883	171,383	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%	990	83,025	(77,275)	160,300	Citigroup Global Markets
CDX.NA.HY.18.V2	06/20/17	5.000%	2,970	249,074	(79,612)	328,686	Citigroup Global Markets
CDX.NA.HY.18.V2	06/20/17	5.000%	1,980	166,049	(40,700)	206,749	Goldman Sachs & Co.

				$2,294,957	$853,929	$1,441,028

U.S. Treasury securities with a combined market value of $13,199,696 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at April 30, 2014.

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	71

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$2,446,204	$—
Collateralized Loan Obligations	—	210,010,332	—
Non-Residential Mortgage-Backed Securities	—	28,000,874	—
Residential Mortgage-Backed Securities	—	166,609,681	—

See Notes to Financial Statements.

72

	Level 1	Level 2	Level 3
Bank Loans	$—	$92,104,686	$9,138,272
Commercial Mortgage-Backed Securities	—	291,472,482	—
Corporate Bonds	—	874,792,466	7,487,553
Mortgage-Backed Securities	—	4,226,726	—
Municipal Bonds	—	26,522,752	—
Non-Corporate Foreign Agencies	—	41,188,618	—
Sovereign Bonds	—	249,670,438	958,576
U.S. Government Agency Obligations	—	691,273	—
U.S. Treasury Obligations	—	45,483,433	—
Affiliated Money Market Mutual Fund	67,668,400	—	—
Options Purchased	—	3,408,990	—
Other Financial Instruments*
Futures Contracts	(447,413)	—	—
Forward Foreign Currency Exchange Contracts	—	(1,482,529)	—
Forward Rate Agreements	—	(45,169)	—
Currency Swap Agreements	—	(1,660,319)	—
Interest Rate Swap Agreements	—	9,884,391	—
Credit Default Swap Agreements	—	241,795	—

Total	$67,220,987	$2,043,567,124	$17,584,401

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Sovereigns
Balance as of 10/31/13	$22,061,118	$8,775,211	$10,506,000	$7,235,184	$925,455
Realized gain (loss)	—	(14)	—	—	—
Change in unrealized appreciation (depreciation)**	—	256,610	—	385,749	13,780
Sales	—	(1,727,048)	—	(136,054)	—
Accrued discount/premium	—	8,489	—	2,674	19,341
Transfer into Level 3	—	3,508,750	—	—	—
Transfer out of Level 3	(22,061,118)	(1,683,726)	(10,506,000)	—	—

Balance as of 4/30/14	$—	$9,138,272	$—	$7,487,553	$958,576

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, $656,139 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	73

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 3 Asset-Backed Securities, 2 Bank Loans and 1 Commercial Mortgage-Backed Security transferred out of Level 3 as a result of being valued by an independent pricing vendor and 1 Bank Loan transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Commercial Mortgage-Backed Securities	13.9%
Sovereign Bonds	12.0
Collateralized Loan Obligations	10.0
Banking	9.6
Residential Mortgage-Backed Securities	8.0
Technology	3.7
Affiliated Money Market Mutual Fund (including 2.3% of collateral for securities on loan)	3.2
Telecommunications	3.1
Healthcare & Pharmaceutical	2.7
Media & Entertainment	2.7
Capital Goods	2.4
U.S. Treasury Obligations	2.2
Chemicals	2.1
Food & Beverage	2.0
Non-Corporate Foreign Agencies	2.0
Automotive	1.8
Insurance	1.6
Consumer	1.5
Pipelines & Other	1.4
Cable	1.3
Electric	1.3
Municipal Bonds	1.3
Non-Residential Mortgage-Backed Securities	1.3
Energy—Other	1.2%
Metals	1.2
Building Materials & Construction	1.1
Non-Captive Finance	1.1
Retailers	0.9
Energy—Integrated	0.7
Airlines	0.5
Tobacco	0.5
Lodging	0.4
Railroads	0.4
Gaming	0.3
Healthcare Insurance	0.3
Paper	0.3
Real Estate Investment Trusts	0.3
Aerospace & Defense	0.2
Mortgage-Backed Securities	0.2
Options Purchased	0.2
Packaging	0.2
Brokerage	0.1
Collateralized Debt Obligations	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the

See Notes to Financial Statements.

74

Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$1,441,028		—	$—
Credit contracts	Premiums paid for swap agreements	1,051,516		Premiums received for swap agreements	197,587
Credit contracts	—	—		Due to broker— variation margin	1,199,233	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,145,020		Unrealized depreciation on forward foreign currency contracts	3,627,549
Interest rate contracts	Due to broker— variation margin	9,745,244	*	Due to broker— variation margin	7,450,266	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	13,244,537		Unrealized depreciation on swap agreements	7,762,856
Interest rate contracts	Premiums paid for swap agreements	311		Premiums received for swap agreements	35,334
Interest rate contracts	—	—		Unrealized depreciation on forward rate agreements	45,169
Interest rate contracts	Unaffiliated investments	3,408,990		—	—

Total		$31,036,646			$20,317,994

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	75

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the year ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$775,352	$775,352
Foreign exchange contracts	—	—	—	(2,333,516)	—	—	(2,333,516)
Interest rate contracts	(676,552)	(2,160)	(3,416,864)	—	462,844	(9,729,438)	(13,362,170)

Total	$(676,552)	$(2,160)	$(3,416,864)	$(2,333,516)	$462,844	$(8,954,086)	$(14,920,334)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Forward Rate Agreements	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,066,481)	$(1,066,481)
Foreign exchange contracts	—	—	—	(1,068,396)	—	(1,068,396)
Interest rate contracts	468,484	(1,491,863)	(45,169)	—	641,819	(426,729)

Total	$468,484	$(1,491,863)	$(45,169)	$(1,068,396)	$(424,662)	$(2,561,606)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

76

As of April 30, 2014, the Fund’s average volume of derivatives activities is as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$980,169	$187,850,622	$188,180,247	$479,881,883	$506,930,953

Forward Rate Agreements (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$497,248	$112,208	$1,957,900	$24,782	$180,007

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$1,368,459	$(27,557)	$(1,531,698)	$—
Bank of Nova Scotia	656,551	—	(773,805)	—
Barclays Capital Group	1,504,050	(1,504,050)	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	10,606,532	(1,836,790)	(9,346,425)	—
Credit Suisse First Boston Corp.	2,129,246	(1,339,365)	(1,037,974)	—
Deutsche Bank AG	2,194,765	(586,753)	(3,642,881)	—
Goldman Sachs & Co.	763,424	(454,493)	(569,135)	—
Hong Kong & Shanghai Bank	1,482,277	(1,482,277)	—	—
JPMorgan Chase	449,259	(449,259)	—	—
Toronto Dominion	99,876	—	(260,000)	—
UBS Securities	36,963	(36,963)	—	—

	$21,291,402

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	77

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(27,557)	$27,557	$—	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	(3,594,276)	1,504,050	2,379,032	—
BNP Paribas	(123,782)	—	9,687,655	—
Citigroup Global Markets	(1,836,790)	1,836,790	—	—
Credit Suisse First Boston Corp.	(1,339,365)	1,339,365	—	—
Deutsche Bank AG	(586,753)	586,753	—	—
Goldman Sachs & Co.	(454,493)	454,493	—	—
Hong Kong & Shanghai Bank	(2,693,859)	1,482,277	1,382,298	—
JPMorgan Chase	(550,642)	449,259	610,982	—
Toronto Dominion	—	—	—	—
UBS Securities	(460,978)	36,963	495,152	—

	$(11,668,495)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

78

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2014

PRUDENTIAL ABSOLUTE RETURN BOND FUND

Statement of Assets and Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $47,127,070:
Unaffiliated Investments (cost $2,034,613,563)	$2,054,213,356
Affiliated Investments (cost $67,668,400)	67,668,400
Cash	6,613,025
Foreign currency, at value (cost $214,709)	215,880
Dividends and interest receivable	20,485,268
Unrealized appreciation on over-the-counter swap agreements	14,685,565
Receivable for Fund shares sold	10,970,593
Receivable for investments sold	4,136,530
Unrealized appreciation on forward foreign currency exchange contracts	2,145,020
Premiums paid for swap agreements	1,051,827
Prepaid expenses	5,807

Total assets	2,182,191,271

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	48,248,012
Payable for investments purchased	14,417,743
Unrealized depreciation on over-the-counter swap agreements	7,762,856
Payable for Fund shares reacquired	6,294,446
Unrealized depreciation on forward foreign currency exchange contracts	3,627,549
Dividends payable	2,871,813
Due to broker—variation margin	1,809,414
Management fee payable	1,243,819
Accrued expenses	373,118
Distribution fee payable	255,404
Premiums received for swap agreements	232,921
Affiliated transfer agent fee payable	46,704
Unrealized depreciation on forward rate agreements	45,169

Total liabilities	87,228,968

Net Assets	$2,094,962,303

Net assets were comprised of:
Shares of beneficial interest, at par	$212,192
Paid-in capital in excess of par	2,102,958,695

2,103,170,887
Distributions in excess of net investment income	(19,557,452)
Accumulated net realized loss on investment and foreign currency transactions	(14,721,457)
Net unrealized appreciation on investments and foreign currencies	26,070,325

Net assets, April 30, 2014	$2,094,962,303

See Notes to Financial Statements.

80

Class A
Net asset value and redemption price per share ($507,956,025 ÷ 51,592,180 shares of beneficial interest issued and outstanding)	$9.85
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.31

Class C
Net asset value, offering price and redemption price per share
($185,009,252 ÷ 18,739,156 shares of beneficial interest issued and outstanding)	$9.87

Class Q
Net asset value, offering price and redemption price per share
($18,598,850 ÷ 1,886,866 shares of beneficial interest issued and outstanding)	$9.86

Class Z
Net asset value, offering price and redemption price per share
($1,383,398,176 ÷ 139,973,518 shares of beneficial interest issued and outstanding)	$9.88

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	81

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$34,893,875
Affiliated dividend income	22,955
Affiliated income from securities loaned, net	5,385

Total income	34,922,215

Expenses
Management fee	7,840,162
Distribution fee—Class A	720,112
Distribution fee—Class C	890,853
Transfer agent’s fees and expenses (including affiliated expense of $147,400)	1,000,000
Custodian’s fees and expenses	221,000
Registration fees	190,000
Shareholders’ reports	46,000
Audit fee	30,000
Trustees’ fees	25,000
Legal fees and expenses	15,000
Insurance expenses	11,000
Miscellaneous	9,438

Total expenses	10,998,565
Less: Expense reimbursement	(570,209)
Distribution fee waiver—Class A	(120,019)

Net expenses	10,308,337

Net investment income	24,613,878

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	214,987
Futures transactions	(3,416,864)
Options written transactions	(2,160)
Swap agreements transactions	(8,954,086)
Forward rate agreements transactions	462,844
Foreign currency transactions	(1,863,591)

(13,558,870)

Net change in unrealized appreciation (depreciation) on:
Investments	28,004,076
Futures	(1,491,863)
Swap agreements	(424,662)
Forward rate agreements	(45,169)
Foreign currencies	(1,033,106)

25,009,276

Net gain on investment and foreign currency transactions	11,450,406

Net Increase In Net Assets Resulting From Operations	$36,064,284

See Notes to Financial Statements.

82

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$24,613,878	$24,372,046
Net realized loss on investment and foreign currency transactions	(13,558,870)	(11,874,164)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	25,009,276	(189,762)

Net increase in net assets resulting from operations	36,064,284	12,308,120

Dividends & Distributions (Note 1)
Dividends from net investment income
Class A	(7,300,568)	(7,276,650)
Class C	(2,025,137)	(1,722,557)
Class Q	(300,564)	(93,879)
Class Z	(21,022,877)	(17,559,659)

	(30,649,146)	(26,652,745)

Tax return of capital
Class A	—	(1,385,177)
Class C	—	(327,906)
Class Q	—	(17,869)
Class Z	—	(3,342,641)

	—	(5,073,593)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	656,996,162	2,236,633,995
Net asset value of shares issued in reinvestment of dividends and tax return of capital	16,313,024	18,312,304
Cost of shares reacquired	(444,903,522)	(576,709,754)

Net increase in net assets from Fund share transactions	228,405,664	1,678,236,545

Total increase	233,820,802	1,658,818,327

Net Assets:
Beginning of period	1,861,141,501	202,323,174

End of period	$2,094,962,303	$1,861,141,501

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	83

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund (the “Fund”). These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

84

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Absolute Return Bond Fund	85

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

86

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

Prudential Absolute Return Bond Fund	87

Notes to Financial Statements

(Unaudited) continued

pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

88

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay

Prudential Absolute Return Bond Fund	89

Notes to Financial Statements

(Unaudited) continued

or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protections throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

90

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credits spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Prudential Absolute Return Bond Fund	91

Notes to Financial Statements

(Unaudited) continued

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

92

As of April 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to the share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are

Prudential Absolute Return Bond Fund	93

Notes to Financial Statements

(Unaudited) continued

determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets.

Effective March 1, 2013, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of

94

each class of shares to .90% of the Fund’s average daily net assets until February 28, 2015. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2014, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $279,574 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2014, it received $81,042 and $42,319, in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Absolute Return Bond Fund	95

Notes to Financial Statements

(Unaudited) continued

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2014, PIM has been compensated approximately $1,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2014, were $447,775,037 and $245,786,976, respectively.

Transactions in options written during the six months ended April 30, 2014, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2013	$—	$—
Options written	480	43,920
Options terminated in closing purchase transactions	(480)	(43,920)
Options expired	—	—

Options outstanding at April 30, 2014	$—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$2,118,655,367

Appreciation	30,401,983
Depreciation	(27,175,594)

Net Unrealized Appreciation	$3,226,389

The book basis may differ from tax basis due to certain tax-related adjustments.

96

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At April 30, 2014, Prudential Financial, Inc. through its affiliates owned 111 Class Q shares of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Prudential Absolute Return Bond Fund	97

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	14,807,863	$145,262,752
Shares issued in reinvestment of dividends and distributions	541,840	5,316,880
Shares reacquired	(11,423,369)	(112,011,304)

Net increase (decrease) in shares outstanding before conversion	3,926,334	38,568,328
Shares issued upon conversion from Class Z	69,978	685,567
Shares reacquired upon conversion into Class Z	(217,969)	(2,135,240)

Net increase (decrease) in shares outstanding	3,778,343	$37,118,655

Year ended October 31, 2013:
Shares sold	48,546,885	$480,859,340
Shares issued in reinvestment of dividends and tax return of capital	663,764	6,536,425
Shares reacquired	(10,595,616)	(104,246,576)

Net increase (decrease) in shares outstanding before conversion	38,615,033	383,149,189
Shares reacquired upon conversion into Class Z	(2,915)	(28,980)

Net increase (decrease) in shares outstanding	38,612,118	$383,120,209

Class C
Six months ended April 30, 2014:
Shares sold	3,411,844	$33,534,672
Shares issued in reinvestment of dividends and distributions	157,781	1,552,441
Shares reacquired	(2,209,634)	(21,729,118)

Net increase (decrease) in shares outstanding before conversion	1,359,991	13,357,995
Shares reacquired upon conversion into Class Z	(117,728)	(1,158,583)

Net increase (decrease) in shares outstanding	1,242,263	$12,199,412

Year ended October 31, 2013:
Shares sold	16,433,529	$163,052,219
Shares issued in reinvestment of dividends and tax return of capital	163,938	1,615,376
Shares reacquired	(1,989,398)	(19,580,417)

Net increase (decrease) in shares outstanding	14,608,069	$145,087,178

98

Class Q	Shares	Amount
Six months ended April 30, 2014:
Shares sold	96,336	$946,914
Shares issued in reinvestment of dividends and distributions	30,597	300,571
Shares reacquired	(53,233)	(523,501)

Net increase (decrease) in shares outstanding	73,700	$723,984

Year ended October 31, 2013:
Shares sold	1,801,643	$17,557,026
Shares issued in reinvestment of dividends and tax return of capital	11,420	111,748
Shares reacquired	(2)	(21)

Net increase (decrease) in shares outstanding	1,813,061	$17,668,753

Class Z
Six months ended April 30, 2014:
Shares sold	48,501,311	$477,251,824
Shares issued in reinvestment of dividends and distributions	928,337	9,143,132
Shares reacquired	(31,573,659)	(310,639,599)

Net increase (decrease) in shares outstanding before conversion	17,855,989	175,755,357
Shares issued upon conversion from Class A and Class C	334,730	3,293,823
Shares reacquired upon conversion into Class A	(69,710)	(685,567)

Net increase (decrease) in shares outstanding	18,121,009	$178,363,613

Year ended October 31, 2013:
Shares sold	158,561,138	$1,575,165,410
Shares issued in reinvestment of dividends and tax return of capital	1,018,650	10,048,755
Shares reacquired	(46,004,620)	(452,882,740)

Net increase (decrease) in shares outstanding before conversion	113,575,168	1,132,331,425
Shares issued upon conversion from Class A	2,904	28,980

Net increase (decrease) in shares outstanding	113,578,072	$1,132,360,405

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2014.

Prudential Absolute Return Bond Fund	99

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(d) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.82		$9.92	$9.72	$10.00
Income (loss) from investment operations:
Net investment income	.12		.21	.22	.18
Net realized and unrealized gain (loss) on investment transactions	.06		(.03)	.30	(.31)
Total from investment operations	.18		.18	.52	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.23)	(.30)	(.15)
Tax return of capital	-		(.05)	-	-
Distributions from net realized gains	-		-	(.02)	-
Total dividends and distributions	(.15)		(.28)	(.32)	(.15)
Net asset value, end of period	$9.85		$9.82	$9.92	$9.72
Total Return(b):	1.83%		1.86%	5.49%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$507,956		$469,604	$91,250	$2,709
Average net assets (000)	$484,057		$303,234	$18,023	$2,240
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.14%	1.11%	1.30%	(e)
Expenses before waivers and/or expense reimbursement	1.26%	(e)	1.28%	1.54%	2.70%	(e)
Net investment income	2.43%	(e)	2.17%	2.53%	2.90%	(e)
Portfolio turnover rate	31%	(f)	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

100

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(d) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.85		$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.08		.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.05		(.02)	.29	(.30)
Total from investment operations	.13		.12	.45	(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.16)	(.22)	(.10)
Tax return of capital	-		(.05)	-	-
Distributions from net realized gains	-		-	(.02)	-
Total dividends and distributions	(.11)		(.21)	(.24)	(.10)
Net asset value, end of period	$9.87		$9.85	$9.94	$9.73
Total Return(b):	1.34%		1.18%	4.78%	(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$185,009		$172,326	$28,708	$4,030
Average net assets (000)	$179,660		$97,736	$7,066	$2,254
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.89%	1.88%	2.05%	(e)
Expenses before waivers and/or expense reimbursement	1.96%	(e)	1.98%	2.39%	3.39%	(e)
Net investment income	1.66%	(e)	1.41%	1.86%	2.17%	(e)
Portfolio turnover rate	31%	(f)	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	101

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(d) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.83		$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.13		.27	.30	.16
Net realized and unrealized gain (loss) on investment transactions	.06		(.06)	.26	(.27)
Total from investment operations	.19		.21	.56	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.27)	(.33)	(.16)
Tax return of capital	-		(.05)	-	-
Distributions from net realized gains	-		-	(.02)	-
Total dividends and distributions	(.16)		(.32)	(.35)	(.16)
Net asset value, end of period	$9.86		$9.83	$9.94	$9.73
Total Return(b):	1.97%		2.10%	5.99%	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,599		$17,829	$1	$1
Average net assets (000)	$18,214		$3,144	$1	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.86%	(e)	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.86%	(e)	.94%	1.54%	2.45%	(e)
Net investment income	2.71%	(e)	2.87%	3.11%	2.74%	(e)
Portfolio turnover rate	31%	(f)	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

102

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		March 30, 2011(d) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.86		$9.95	$9.74	$10.00
Income (loss) from investment operations:
Net investment income	.13		.24	.27	.16
Net realized and unrealized gain (loss) on investment transactions	.05		(.02)	.28	(.27)
Total from investment operations	.18		.22	.55	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.26)	(.32)	(.15)
Tax return of capital	-		(.05)	-	-
Distributions from net realized gains	-		-	(.02)	-
Total dividends and distributions	(.16)		(.31)	(.34)	(.15)
Net asset value, end of period	$9.88		$9.86	$9.95	$9.74
Total Return(b):	1.84%		2.21%	5.81%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,383,398		$1,201,383	$82,364	$28,192
Average net assets (000)	$1,294,449		$672,382	$34,383	$27,018
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(e)	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.96%	(e)	.99%	1.50%	2.48%	(e)
Net investment income	2.66%	(e)	2.43%	2.92%	2.70%	(e)
Portfolio turnover rate	31%	(f)	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	103

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0263039-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014